THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account H

American Legacy® Shareholder’s Advantage

Supplement dated November 15, 2010 to the Prospectus dated May 1, 2010, as supplemented

This supplement to the prospectus for your individual variable annuity contract outlines several changes to your product prospectus. All other features and benefits described in your prospectus remain the same. This supplement is for informational purposes and requires no action on your part.

The following optional riders will be available for election beginning November 15, 2010, or when approved in your state. The addition of these riders results in several revisions to the prospectus, as outlined below.

Lincoln Lifetime IncomeSM Advantage 2.0. The Lincoln Lifetime IncomeSM Advantage 2.0 is an optional rider that provides annual withdrawals up to a guaranteed annual income amount which is based on a guaranteed income base, a 5% enhancement to the income base, annual step-ups to contract value, and age-based increases to the guaranteed annual income amount. The rider guarantees the availability of i4LIFE® Advantage with the Guaranteed Income Benefit, providing the client with a known future level of income. This rider will be available for election beginning November 15, 2010, or when approved in your state. The Lincoln Lifetime IncomeSM Advantage living benefit rider will no longer be available for purchase after December 31, 2010 or 60 days from the date that Lincoln Lifetime IncomeSM Advantage 2.0 is approved in your state. This supplement also provides information for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 who decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4).

Guaranteed Income Benefit (version 4).  The Guaranteed Income Benefit is an option that provides a guaranteed minimum payout floor for i4LIFE® Advantage regular income payments. Guaranteed Income Benefit (version 4) will be available for election beginning November 15, 2010, or when approved in your state.  Guaranteed Income Benefit (version 4) will be the only version of Guaranteed Income Benefit for election after December 31, 2010; however, the availability of prior versions of the Guaranteed Income Benefit may be guaranteed pursuant to provisions of a living benefit rider. Please refer to the prospectus, your contract and/or any living benefit rider that you own regarding this availability. The Guaranteed Income Benefit (version 3) will no longer be available for election after December 31, 2010. Previous versions of Guaranteed Income Benefit will not be impacted by this change.

DESCRIPTION OF CHANGES.  The following discussion describes changes that are incorporated into the specified sections of your May 1, 2010 prospectus.

Special Terms – The following definition is added to the Special Terms section of the prospectus:

Lincoln Lifetime IncomeSM Advantage 2.0: Provides minimum guaranteed lifetime periodic withdrawals that may increase based on automatic enhancements and age-based increases to the withdrawal amount.

Expense Tables. The following section will be inserted at the beginning of Expense Tables – Optional Rider Charges section of your prospectus immediately prior to the table that outlines the charges for Lincoln Lifetime IncomeSM Advantage.

The following table describes the charges for the Lincoln Lifetime IncomeSM Advantage 2.0. Refer to your prospectus for all other fees and charges associated with your variable annuity contract.

Lincoln Lifetime IncomeSM Advantage 2.0:

Guaranteed maximum annual percentage charge*	2.00%
Current annual percentage charge joint life option*	1.25%
Current annual percentage charge single life option*	1.05%

* The annual percentage charge is assessed against the Income Base (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and decreased by Excess Withdrawals.  These changes to the Income Base are discussed below.  This charge is deducted from the contract value on a quarterly basis.

The following section will be inserted in the Expense Tables – i4LIFE® Advantage Charges section of your prospectus following the 4LATER® Advantage charge section and replaces the i4LIFE® Advantage charge section.

The next table describes charges that apply only when i4LIFE® Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE® Advantage charge and the total is deducted from your average daily Account Value. If you have elected to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchased i4LIFE® Advantage with Guaranteed Income Benefit (version 4), there is only one charge for i4LIFE® Advantage with the Guaranteed Income Benefit which is deducted on a quarterly basis from the Account Value in addition to the daily contract mortality and expense risk charge.

i4LIFE® Advantage Payout Phase (On and After the Periodic Income Commencement Date):

i4LIFE® Advantage (as a daily percentage of average account value) for contracts purchased on or after November 15, 2010 (other than contracts purchased as part of a fee-based financial plan):
	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge	1.45%	1.20%	1.15%

i4LIFE® Advantage (as a daily percentage of average account value) for contracts purchased as part of a fee-based financial plan on or after November 15, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge	1.30%	1.05%	1.00%

i4LIFE® Advantage (as a daily percentage of average Account Value) for all contracts purchased prior to November 15, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge	1.30%	1.15%	1.05%

Expense Tables – As of November 15, 2010, the expense chart below replaces in its entirety the Optional Rider Charges section of the i4LIFE® Advantage Payout Phase section in the Expense Table:

Optional Rider Charges:

i4LIFE® Advantage Guaranteed Income Benefit (as a daily percentage of average account value)
(elections of Guaranteed Income Benefit version 4 on or after November 15, 2010):
•	Guaranteed maximum annual percentage charge 2.00%
•	Current annual percentage charge (single life) 0.65%
•	Current annual percentage charge (joint life)0.85%

i4LIFE® Advantage Guaranteed Income Benefit (as a daily percentage of average account value)
(elections of Guaranteed Income Benefit versions 1, 2 and 3 prior to November 15, 2010):
•	Guaranteed maximum annual percentage charge 1.50%*
•	Current annual percentage charge 0.50%**

4LATER® Advantage Guaranteed Income Benefit (as a daily percentage of average account value):
•	Guaranteed maximum annual percentage charge 1.50%
•	Current annual percentage charge 0.65%***

For example, if you purchase the i4LIFE® Advantage EGMDB for 1.45% with the 4LATER® Advantage Guaranteed Income Benefit at a maximum charge of 1.50%, your total annual charge is 2.80% (as a daily percentage of average account value).

*Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed the ability in the future to purchase i4LIFE® Advantage with the Guaranteed Income Benefit and may purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase the Lincoln Lifetime IncomeSM Advantage.
**The percentage charge will change to the current charge in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge.
***For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base.

i4LIFE® Advantage with Guaranteed Income Benefit (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (On and after the Periodic Income Commencement Date):

Initial i4LIFE® Advantage with Guaranteed Income Benefit (version 4) charge for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 as a percentage of the Income Base:

Guaranteed maximum annual percentage charge*	2.00%
Current annual percentage charge joint life option*	1.25%
Current annual percentage charge single life option*	1.05%

*In order to establish the initial charge in i4LIFE® Advantage with Guaranteed Income Benefit (version 4) the annual percentage charge in Lincoln Lifetime IncomeSM Advantage 2.0 is assessed against the greater of the Income Base or contract value as of the date immediately prior to the effective date of  i4LIFE® Advantage with Guaranteed Income Benefit (version 4).  The initial charge will be deducted quarterly from the contract value starting with the first three month anniversary of the effective date of i4LIFE® Advantage with Guaranteed Income Benefit (version 4). During the Lifetime Income Period, the charge will be deducted annually. For nonqualified contracts starting with the first anniversary of the effective date of i4LIFE® Advantage with Guaranteed Income Benefit (version 4) the charge may be increased every time there is an automatic annual step-up of the Guaranteed Income Benefit by an amount equal to the prior charge rate (or initial charge rate if the first anniversary of the rider’s effective date) multiplied by the percentage increase to the Guaranteed Income Benefit and by the percentage increase, if any, to the Lincoln Lifetime IncomeSM Advantage 2.0 current charge.  For qualified contracts, starting with the first calendar year after the effective date of  i4LIFE® Advantage with Guaranteed Income Benefit (version 4) the charge may be increased every time there is an automatic annual step-up of the Guaranteed Income Benefit by an amount equal to the prior charge rate (or initial charge rate if the first anniversary of the rider’s effective date) multiplied by the percentage increase to the Guaranteed Income Benefit and by the percentage increase, if any, to the Lincoln Lifetime IncomeSM Advantage 2.0 current charge. If an Excess Withdrawal occurs, the charge will decrease by the same percentage as the percentage change to the Account Value.

Examples. The following section replaces the Examples section of your prospectus.

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB death benefit and Lincoln Lifetime IncomeSM Advantage 2.0 are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$976	$1,876	$2,846	$5,613

2) If you annuitize or do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$976	$1,876	$2,846	$5,613

For more information, see Charges and Other Deductions in your prospectus. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The Contracts – i4LIFE® Advantage, Guaranteed Income Benefit with i4LIFE® Advantage, 4LATER® Guaranteed Income Benefit and Annuity Payouts, including Lincoln SmartIncomeSM Inflation. These examples should not be considered a representation of past or future expenses.

Summary of Common Questions – The following paragraph replaces the paragraph titled “What are Living Benefit Riders?” in the Summary of Common Questions section of your May 1, 2010 prospectus:

What are Living Benefit Riders? Living Benefit Riders are optional riders available to purchase for an additional fee. These riders provide different types of minimum guarantees if you meet certain conditions. These riders are the Lincoln SmartSecurity® Advantage and Lincoln Lifetime IncomeSM Advantage 2.0 (both of which are withdrawal benefit riders) and 4LATER® Advantage and i4LIFE® Advantage (with or without the Guaranteed Income Benefit) (both of which are annuity payout riders). If you select a Living Benefit rider, excess withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), and you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without the Guaranteed Income Benefit). Excess withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. These riders are discussed in detail in the prospectus. In addition, an overview of these riders is provided with the prospectus.

The following paragraph is inserted in the Summary of Common Questions section of the prospectus, immediately following the paragraph titled “What are Living Benefit Riders?”.

What is Lincoln Lifetime IncomeSM Advantage 2.0? Lincoln Lifetime IncomeSM Advantage 2.0 is a rider that you may purchase for an additional charge and which provides on an annual basis guaranteed lifetime periodic withdrawals up to a guaranteed amount based on an Income Base, a 5% Enhancement to the Income Base or automatic annual step-ups to the Income Base, and age-based increases to the guaranteed periodic withdrawal amount.

Withdrawals may be made up to the Guaranteed Annual Income amount as long as that amount is greater than zero. The Income Base is not available as a separate benefit upon death or surrender and is increased by subsequent purchase payments, 5% Enhancements to the Income Base, automatic annual step-ups to the Income Base and is decreased by withdrawals in accordance with provisions described in the prospectus. See The Contracts – Lincoln Lifetime IncomeSM Advantage 2.0. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage 2.0 and another one of the Living Benefit riders. By electing this rider you will be subject to Investment Requirements. See The Contracts – Investment Requirements.

Charges and Other Deductions - The following is inserted in the Charges and Other Deductions- Rider Charges section of the prospectus immediately after the first sentence of the section.

Lincoln Lifetime IncomeSM Advantage 2.0 Charge.  While this rider is in effect, there is a charge for the Lincoln Lifetime IncomeSM Advantage 2.0, if elected.  The rider charge is currently equal to an annual rate of 1.05% (0.2625% quarterly) for the Lincoln Lifetime IncomeSM Advantage 2.0 single life option and 1.25% (0.3125% quarterly) for the Lincoln Lifetime IncomeSM Advantage 2.0 joint life option.

The charge is assessed against the Income Base as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and decreased for Excess Withdrawals. We will deduct the charge for this rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each subaccount and any fixed account available in your contract on the valuation date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to the Income Base section for a discussion and example of the impact of the changes to the Income Base.

The annual rider percentage charge may increase each time the Income Base increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary.  If your percentage charge is increased, you may opt-out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change.  If you opt out of the step-up, your current charge will remain in effect and the Income Base will be returned to the prior Income Base. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up. By opting out of an Automatic Annual Step-up, you will continue to be eligible for the 5% Enhancement through the end of the current Enhancement Period, but the charge could increase to the then current charge on 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year.

During the first ten Benefit Years an increase in the Income Base as a result of the 5% Enhancement will not cause an increase in the annual rider percentage charge but will increase the dollar amount of charge. After the tenth Benefit Year anniversary the annual rider percentage charge may increase each time the Income Base increases as a result of the 5% Enhancement, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. If your percentage charge is increased, you may opt-out of the 5% Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change.  If you opt out of the 5% Enhancement, your current charge will remain in effect and the Income Base will be returned to the prior Income Base. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time the percentage charge increases if you do not want the 5% Enhancement.

The rider charge will increase to the then current rider charge, if after the first Benefit Year anniversary, cumulative purchase payments added to the contract after the first Benefit Year equal or exceed $100,000. You may not opt-out of this rider charge increase. See The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 – Income Base section of this supplement for more information.

The rider charge will be discontinued upon termination of the rider. The pro-rata amount of the rider charge will be deducted upon termination of the Rider (except for death) or surrender of the contract.

If the contract value is reduced to zero while the contractowner is receiving a Guaranteed Annual Income, no rider charge will be deducted.

The following section replaces the i4LIFE® Advantage Guaranteed Income Benefit Charge section in the current prospectus:

i4LIFE® Advantage Guaranteed Income Benefit Charge.  The Guaranteed Income Benefit (version 4) which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.65% (0.50% for version 1, 2 and 3) of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily.

For contracts purchased on or after November 15, 2010, the total annual rate is as follows: 1.80% (1.65% for version 1, 2 and 3) for the i4LIFE® Advantage Account Value death benefit; 1.85% (1.70% for version 1, 2 and 3) for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.10% (1.95% for version 1, 2 and 3) for the i4LIFE® Advantage EGMDB.

For contracts purchased as part of a fee-based financial plan on or after November 15, 2010, the total percentage charge is computed daily as follows: 1.65% (1.50% for version 1, 2 and 3) for the i4LIFE® Advantage Account Value death benefit; 1.70% (1.55% for version 1, 2 and 3) for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% (1.80% for version 1, 2 and 3) for the i4LIFE® Advantage EGMDB.

For all contracts purchased prior to November 15, 2010, the total current percentage charge is computed daily as follows: 1.70% for the i4LIFE® Advantage Account Value death benefit; 1.80% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the i4LIFE® Advantage EGMDB.

If your contract was purchased on or after November 15, 2010 (other than contracts purchased as part of a fee based financial plan) and if you elect the joint life option on or after November 15, 2010, the charge for the Guaranteed Income Benefit (version 4) which is purchased with i4LIFE® Advantage will be subject to a current annual charge of 0.85% of the Account Value which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.00% for the i4LIFE® Advantage Account Value death benefit; 2.05% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.30% for the i4LIFE® Advantage EGMDB. For contracts purchased as part of a fee-based financial plan, the charge for the Guaranteed Income Benefit (version 4) which is purchased with i4LIFE® Advantage will be subject to a current annual charge of 0.85% of the Account Value which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.85% for the i4LIFE® Advantage Account Value death benefit; 1.90% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.15% for the i4LIFE® Advantage EGMDB.

The Guaranteed Income Benefit percentage charge will not change unless there is an automatic step up of the Guaranteed Income Benefit (version 4) or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later in the i4LIFE® Advantage section of this prospectus).  At the time of the step-up the Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 2.00% (version 4) or 1.50% (version 2 and version 3) of the Account Value. If we automatically administer the step-up (version 4) or step-up period election (versions 2 or 3) for you and your percentage charge is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred.  If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up or step-up period election occurred.  Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of the prospectus). For version 4, future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

The following section is inserted in the Charges and Other Deductions – Rider Charges section of the prospectus and immediately follows the i4LIFE® Advantage Guaranteed Income Benefit Charge section and precedes the 4LATER® Guaranteed Income Benefit Charge section.

i4LIFE® Advantage with Guaranteed Income Benefit (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0. If you drop Lincoln Lifetime IncomeSM Advantage 2.0 to establish the Guaranteed Income Benefit (version 4) under i4LIFE® Advantage you will pay a quarterly charge (imposed during the i4LIFE® Advantage payout phase) starting with the first three month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The initial charge for this rider is equal to an annual rate of 1.05% of the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base or contract value, if greater, (0.2625% quarterly) for the single life option and 1.25% of the Income Base or contract value, if greater, (0.3125% quarterly) for the joint life option. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 are guaranteed that in the future the guaranteed maximum initial charge for i4LIFE® Advantage with  Guaranteed Income Benefit (version 4) will be the guaranteed maximum charge then in effect at the time they purchase Lincoln Lifetime IncomeSM Advantage 2.0.

The charge for i4LIFE® Advantage with Guaranteed Income Benefit (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 will not change unless there is an automatic step-up of the Guaranteed Income Benefit to 75% of the current regular income payment (described later in the i4LIFE® Advantage section of the prospectus). At such time, the charge will increase by an amount equal to the prior charge rate (or initial charge rate if the first anniversary of the rider’s effective date) multiplied by the percentage increase to the Guaranteed Income Benefit and by the percentage increase, if any, to the Lincoln Lifetime IncomeSM Advantage 2.0 current charge. This means that the charge may change annually.

The following example shows how the initial charge for i4LIFE® Advantage with Guaranteed Income Benefit  (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 is calculated as well as adjustments due to increases to the Guaranteed Income Benefit and the Lincoln Lifetime IncomeSM Advantage 2.0 charge. The example is a nonqualified contract and assumes the contractowner is 60 years old on the effective date of electing the i4LIFE® Advantage with Guaranteed Income Benefit (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0.Pursuant to the provisions of the Guaranteed Income Benefit (version 4) the initial Guaranteed Income Benefit is set at 4% of the Income Base based upon the contractowner’s age (see Guaranteed Income Benefit (version 4) for a more detailed description). The example also assumes that the current charge for Lincoln Lifetime IncomeSM Advantage 2.0 is 1.05%. The first example assumes an increase to the initial charge based upon an increase to the Guaranteed Income Benefit due to the automatic step-up:

1/1/10	Contract value as of the last valuation date under Lincoln Lifetime IncomeSM Advantage 2.0	$100,000
1/1/10	Income Base as of the last valuation date under Lincoln Lifetime IncomeSM Advantage 2.0	$125,000
1/1/10	Initial Annual Charge for i4LIFE® Advantage with Guaranteed Income Benefit (version 4) ($125,000 Income Base * 1.05% current charge for Lincoln Lifetime IncomeSM Advantage 2.0)	$1,312.50
1/2/10	i4LIFE® Advantage Account Value	$100,000
1/2/10	Amount of initial i4LIFE® Advantage Regular Income Payment	$5,051
1/2/10	Initial Guaranteed Income Benefit (4% * $125,000 Income Base)	$5,000
1/2/11	Recalculated Regular Income Payment	$6,900
1/2/11	New Guaranteed Income Benefit (75% * $6,900 Regular Income Payment)	$5,175
1/2/11	Annual charge for i4LIFE® Advantage with Guaranteed Income Benefit (version 4) ($1,312.50 * ($5,175/$5,000))	$1,358.44

If the Lincoln Lifetime IncomeSM Advantage 2.0 charge has also increased, subject to a maximum charge of 2.00%, the i4LIFE® Advantage with Guaranteed Income Benefit  (version 4) charge will increase upon a step-up.

Continuing the above example:

1/2/11	Annual charge for Lincoln Lifetime IncomeSM Advantage 2.0	$1,358.44
1/2/12	Recalculated Regular Income Payment	$7,400
1/2/12	New Guaranteed Income Benefit (75% * $7,400 Regular Income Payment)	$5,550

	Assume the Lincoln Lifetime IncomeSM Advantage 2.0 charge increases from 1.05% to 1.15%.

1/2/12	Annual Charge for i4LIFE® Advantage with Guaranteed Income Benefit (version 4) ($1,358.44 * ($5,550/$5,175) * (1.15%/1.05%))	$1,595.63

The annual charge for Lincoln Lifetime IncomeSM Advantage 2.0 of $1,358.44 is multiplied by the percentage increase of the Guaranteed Income Benefit ($5,550/$5,175) times the percentage increase to the Lincoln Lifetime IncomeSM Advantage 2.0 (1.15%/1.05%).

If the Lincoln Lifetime IncomeSM Advantage 2.0 percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date on which the step-up occurred.  If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up occurred.  If the Guaranteed Income Benefit increased due to the step-up we would decrease the Guaranteed Income Benefit to the Guaranteed Income Benefit in effect before the step-up occurred. Future step-ups as described in the rider would continue.

The Contracts-Living Benefit Riders. The following is inserted in The Contracts-Living Benefit Riders section of the prospectus prior to the Lincoln Lifetime IncomeSM Advantage section.

Lincoln Lifetime IncomeSM Advantage 2.0. The Lincoln Lifetime IncomeSM Advantage 2.0 is a Living Benefit rider available for purchase in your contract that provides:
•
Guaranteed lifetime periodic withdrawals up to the Guaranteed Annual Income amount  which is based upon a guaranteed Income Base (a value equal to either your initial purchase payment or contract value, if elected after the contract’s effective date);

•	A 5% Enhancement to the Income Base if greater than an Automatic Annual Step-up so long as no withdrawals are made in that year and the rider is within a ten year Enhancement period;
•	Automatic Annual Step-ups of the Income Base to the contract value if the contract value is equal to or greater than the Income Base after the 5% Enhancement;
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).

Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount or that are not payable to the contractowner or contractowner’s bank account (or to the annuitant or the annuitant’s bank account, if the owner is a non-natural person) (Excess Withdrawals) may significantly reduce your Income Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal and may terminate the rider and contract if the Income Base is reduced to zero.

In order to purchase Lincoln Lifetime IncomeSM Advantage 2.0 the purchase payment or contract value (if purchased after the contract is issued) must be at least $25,000. This rider provides guaranteed, periodic withdrawals for your life as contractowner/annuitant (single life option) or for the lives of you as contractowner/annuitant and your spouse as joint owner (joint life option) regardless of the investment performance of the contract, provided that certain conditions are met.  An Income Base is used to calculate the Guaranteed Annual Income payments from your contract, but is not available as a separate benefit upon death or surrender. The Income Base is equal to the initial purchase payment (or contract value if elected after contract issue), increased by subsequent purchase payments, Automatic Annual Step-ups and 5% Enhancements, and decreased by Excess Withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, cumulative additional purchase payments into the contract will be limited to an amount equal to $100,000 without Home Office approval. No additional purchase payments are allowed if the contract value decreases to zero for any reason. No additional purchase payments are allowed after the Nursing Home Enhancement is requested and approved by us (described later in this supplement).

This rider provides for guaranteed, periodic withdrawals up to the Guaranteed Annual Income amount commencing after you or the younger spouse (joint life option) reach age 55.  The Guaranteed Annual Income payments are based upon specified percentages of the Income Base. The specified withdrawal percentages of the Income Base are age based and may increase over time. With the single  life option you may receive Guaranteed Annual Income payments for your lifetime. If you purchase the joint life option, Guaranteed Annual Income amounts for the lifetimes of you and your spouse will be available. Withdrawals in excess of the Guaranteed Annual Income amount or that are made prior to age 55 or that are not payable to the contractowner or contractowner’s bank account (or to the annuitant or the annuitant’s bank account, if the owner is a non-natural person) (Excess Withdrawals) may significantly reduce your Income Base and your Guaranteed Annual Income payments by an amount greater than the dollar amount of the Excess Withdrawal and may terminate the Income Base, rider and the contract. Withdrawals will also negatively impact the availability of the 5% Enhancement. These options are discussed below in detail.

Lincoln offers other optional riders available for purchase with its variable annuity contracts.  These riders provide different methods to take income from your contract value and may provide certain guarantees. These riders are fully discussed in your prospectus.  There are differences between the riders in the features provided as well as the charge structure.  In addition, the purchase of one rider may impact the availability of another rider.  Information about the relationship between Lincoln Lifetime IncomeSM Advantage 2.0 and these other riders is included later in this Supplement.  Not all riders will be available at all times. You may consider purchasing the Lincoln Lifetime IncomeSM Advantage 2.0 if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Automatic Annual Step-up or 5% Enhancement. The cost of the Lincoln Lifetime IncomeSM Advantage 2.0 may be higher than other Living Benefit Riders that you may purchase in your contract. The age at which you may start receiving the Guaranteed Annual Income amount may be different than the ages that you may receive guaranteed payments under other riders.

Availability. The Lincoln Lifetime IncomeSM Advantage 2.0 is available for purchase with new and existing nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The contractowner/annuitant as well as the spouse under the joint life option must be under age 86 for nonqualified contracts (age 76 for qualified contracts) at the time this rider is elected. You cannot elect the rider and any other living benefit rider offered in your contract at the same time (Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage Plus, Lincoln SmartSecurity® Advantage, 4LATER® Advantage). You may not elect the rider if you have also elected i4LIFE® Advantage or Lincoln SmartIncome AdvantageSM, both annuity payout options. You must wait at least 12 months after terminating 4LATER® Advantage, Lincoln SmartSecurity® Advantage, Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage Plus or any other living benefits we may offer in the future before electing Lincoln Lifetime IncomeSM Advantage 2.0. See The Contracts – Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage Plus, Lincoln SmartSecurity® Advantage, 4LATER® Advantage, i4LIFE® Advantage and Annuity Payouts – Lincoln SmartIncome AdvantageSM  for more information. There is no guarantee that the Lincoln Lifetime IncomeSM Advantage 2.0 will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. The availability of this rider will depend upon your state’s approval of this rider.  Check with your registered representative regarding availability.

If you purchase the Lincoln Lifetime IncomeSM Advantage 2.0 you will be limited in your ability to invest within the subaccounts offered within your contract. You will be required to adhere to Investment Requirements – Option 3. In addition, the fixed account is not available except for use with dollar cost averaging.  See Investment Requirements – Option 3 in your prospectus.

If the rider is elected at contract issue, then the rider will be effective on the contract’s effective date. If the rider is elected after the contract is issued (by sending a written request to our Home Office), the rider will be effective on the next valuation date following approval by us.

Benefit Year.  The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.

Income Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The Income Base is not available to you as a lump sum withdrawal or a death benefit. The initial Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial purchase payment. If you elect the rider after we issue the contract, the initial Income Base will equal the contract value on the effective date of the rider. The maximum Income Base is $10,000,000.  This maximum takes into consideration the total Income Bases and Guaranteed Amounts from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if joint life option) are the covered lives under any other Living Benefit Riders (See The Contracts – Lincoln Lifetime IncomeSM Advantage, 4LATER® Advantage and Lincoln SmartSecurity® Advantage, discussed in your prospectus).

Additional purchase payments automatically increase the Income Base by the amount of the purchase payment (not to exceed the maximum Income Base); for example, a $10,000 additional purchase payment will increase the Income Base by $10,000. After the first anniversary of the rider effective date, cumulative additional purchase payments into the contract will be limited to an amount equal to $100,000 without Home Office approval. If cumulative additional purchase payments, after the first anniversary of the rider effective date equal or exceed $100,000, the charge will change to the then current charge in effect on the next Benefit Year anniversary. Additional purchase payments will not be allowed if the contract value decreases to zero for any reason including market loss.

Excess Withdrawals reduce the Income Base as discussed below. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base.

Since the charge for the rider is based on the Income Base, the cost of the rider increases when additional purchase payments, Automatic Annual Step-ups and 5% Enhancements are made, and the cost decreases as Excess Withdrawals are made because these transactions all adjust the Income Base.  In addition, the percentage charge may change when Automatic Annual Step-ups or 5% Enhancements occur as discussed below.  See Lincoln Lifetime IncomeSM Advantage 2.0 Charge later in this Supplement.

5% Enhancement to the Income Base.  On each Benefit Year anniversary, the Income Base, minus purchase payments received in that year, will be increased by 5% if the contract owner/annuitant (as well as the spouse if the joint life option is in effect) are under age 86, if there were no withdrawals in that year and the rider is within a 10-year Enhancement period described below. If during any 10-year Enhancement period there are no Automatic Annual Step-ups the 5% Enhancements will terminate at the end of the Enhancement period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Any purchase payment made after the initial purchase payment will be added immediately to the Income Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it  will be used in calculating the 5% Enhancement. Any purchase payments made within the first 90 days after the effective date of the rider will be included in the Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.

If you decline an Automatic Annual Step-up during the first ten Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the charge could icnrease to the then current charge on any 5% Enhancements after the 10th Benefit Year Anniversary. You will have the option to opt out of the Enhancements after the 10th Beneft Year. In order to be eligible to receive further 5% Enhancements, the contractowner/annuitant (single life option), or the contractowner and spouse (joint life option) must still be living and be under age 86.

Note:  The 5% Enhancement is not available in any year there is a withdrawal from contract value including a Guaranteed Annual Income payment. A 5% Enhancement will occur in subsequent years only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.

The following is an example of the impact of the 5% Enhancement on the Income Base (assuming no withdrawals):

Initial purchase payment = $100,000; Income Base = $100,000

Additional purchase payment on day 30 = $15,000; Income Base = $115,000

Additional purchase payment on day 95 = $10,000; Income Base = $125,000

On the first Benefit Year Anniversary, the Income Base will not be less than $130,750 ($115,000 times 1.05%=$120,750 plus $10,000).  The $10,000 purchase payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year Anniversary.

The 5% Enhancement will be in effect for 10 years (the Enhancement period) from the effective date of the rider.  A new Enhancement period will begin each time an Automatic Annual Step-up to the contract value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year.  If the Automatic Annual Step-up provides a greater increase to the Income Base, you will not receive the 5% Enhancement.  If the Automatic Annual Step-up and the 5% Enhancement increase the Income Base to the same amount then you will receive the Automatic Annual Step-up. The 5% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10,000,000.

You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal, including a Guaranteed Annual Income payment from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the contract and the rider is within the Enhancement period.

An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawal Amounts section below.

If during the first ten Benefit years your Income Base is increased by the 5% Enhancement on the Benefit Year anniversary, your percentage charge for the rider will not change on the Benefit Year anniversary. However, the amount you pay for the rider will increase since the charge for the rider is based on the Income Base.  After the tenth Benefit Year anniversary the annual rider percentage charge may increase to the current charge each year if the Income Base increases as a result of the 5% Enhancement, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. See Lincoln Lifetime IncomeSM Advantage 2.0 Charge described in this supplement.

If your percentage charge for this rider is increased due to a 5% Enhancement that occurs after the tenth rider year anniversary, you may opt-out of the 5% Enhancement by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change.  This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time the percentage charge increases if you do not want the 5% Enhancement.  You may not opt-out of the 5% Enhancement if the current charge for the rider increases due to additional purchase payments made during that Benefit Year that equal or exceed the $100,000 cumulative additional purchase payment restriction after the first Benefit Year. See Income Base section for more details.

Automatic Annual Step-ups of the Income Base. The Income Base will automatically step-up to the contract value on each Benefit Year anniversary if:

a.	the contractowner/annuitant (single life option), or the contractowner and spouse (joint life option) are still living and under age 86; and

b.
the contract value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge and account fee), plus any purchase payments made on that date, is equal to or greater than the Income Base after the 5% Enhancement (if any).

Each time the Income Base is stepped up to the current contract value as described above, your percentage charge for the rider will be the current charge for the rider, not to exceed the guaranteed maximum charge.  Therefore, your percentage charge for this rider could increase every Benefit Year anniversary.  See Lincoln Lifetime IncomeSM Advantage 2.0 Charge in this Supplement.

Each time the Automatic Annual Step-up occurs a new 10-year Enhancement period starts. The Automatic Annual Step-up is available even in those years when a withdrawal has occurred.

If your percentage charge for this rider is increased upon an Automatic Annual Step-up, you may opt-out of the Automatic Annual Step-up by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change.  This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. As stated above, if you decline an Automatic Annual Step-up during the first ten Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the charge could increase to the then current charge on any 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year. See the earlier Income Base section. You may not opt-out of the Automatic Annual Step-up if an additional purchase payment made during that Benefit Year caused the charge for the rider to increase to the current charge.

Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional purchase payments):

	Contract Value	Income Base with 5% Enhancement	Income Base	Potential for Charge to Change
Initial Purchase Payment $50,000	$50,000	N/A	$50,000	N/A
1st Benefit Year Anniversary	$54,000	$52,500	$54,000	Yes
2nd Benefit Year Anniversary	$53,900	$56,700	$56,700	No
3rd Benefit Year Anniversary	$57,000	$59,535	$59,535	No
4th Benefit Year Anniversary	$64,000	$62,512	$64,000	Yes

On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the contract value of $54,000 since the increase in the contract value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000).  On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700).  On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700=$2,835).  On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the contract value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10,000,000.

Withdrawal Amount. You may make periodic withdrawals up to the Guaranteed Annual Income amount each Benefit Year for your (contractowner) lifetime (single life option) or the lifetimes of you and your spouse (joint life option) as long as your Guaranteed Annual Income amount is greater than zero. You may start taking Guaranteed Annual Income withdrawals when you (single life option) or the younger of you and your spouse (joint life option) turn age 55.

The initial Guaranteed Annual Income amount is calculated when you purchase the rider. If you (or younger of you and your spouse if the joint life option is elected) are under age 55 at the time the rider is elected the initial Guaranteed Annual Income amount will be zero. If you (or the younger of you and your spouse if the joint life option is elected) are age 55 or older at the time the rider is elected the initial Guaranteed Annual Income amount will be equal to a specified percentage of the Income Base. The specified percentage of the Income Base will be based on your age (or younger of you and your spouse if the joint life option is elected). Upon your first withdrawal the Guaranteed Annual Income percentage is based on your age (single life option) or the younger of you and your spouse’s age (joint life option) at the time of the withdrawal. For example if you purchase the rider at age 57 your Guaranteed Annual Income percentage is 4%. If you waited until you were age 60 (single life option) to make your first withdrawal your Guaranteed Annual Income percentage would be 5%.  During the first Benefit Year the Guaranteed Annual Income amount is calculated using the Income Base as of the effective date of the rider (including any purchase payments made within the first 90 days after the effective date of the rider). After the first Benefit Year anniversary we will use the Income Base calculated on the most recent Benefit Year anniversary for calculating the Guaranteed Annual Income amount. After your first withdrawal the Guaranteed Annual Income amount percentage will only increase on a Benefit Year Anniversary if you have reached an applicable higher age band and after there has been an Automatic Annual Step-up. If you have reached an applicable age band and there has not been an Automatic Annual Step-up then the Guaranteed Annual Income amount percentage will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.

Guaranteed Annual Income Percentages by Ages

Age (single life option)	Guaranteed Annual Income amount percentage (single life option)	Age (joint life option – younger of you and your spouse’s age)	Guaranteed Annual Income amount percentage (joint life option)
At least 55 and under 59½	4%	55-64	4%
59 ½ +	5%	65+	5%

If your contract value is reduced to zero because of market performance or rider charges, withdrawals equal to the Guaranteed Annual Income amount will continue automatically for your life (and your spouse’s life if applicable) under the Guaranteed Annual Income Annuity Payout Option (discussed later in this supplement). You may not withdraw the remaining Income Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If the Income Base is reduced to zero due to an Excess Withdrawal the rider and contract will terminate. If the contract  value is reduced to zero due to an Excess Withdrawal the rider and contract will terminate.

Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base. All withdrawals you make will decrease the contract value.

The following example shows the calculation of the Guaranteed Annual Income amount and how withdrawals less than or equal to the Guaranteed Annual Income amount affect the Income Base and the contract value. The contractowner is age 58 (4% Guaranteed Annual Income percentage for single life option) on the rider’s effective date, and makes an initial purchase payment of $200,000 into the contract:

Contract value on the rider’s effective date	$200,000
Income Base on the rider’s effective date	$200,000
Initial Guaranteed Annual Income amount on the rider’s effective date ($200,000 x 4%)	$8,000
Contract value six months after rider’s effective date	$210,000
Income Base six months after rider’s effective date	$200,000
Withdrawal six months after rider’s effective date when contractowner is still age 58	$8,000
Contract value after withdrawal ($210,000 - $8,000)	$202,000
Income Base after withdrawal ($200,000 – $0)	$200,000
Contract value on first Benefit Year anniversary	$205,000
Income Base on first Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on first Benefit Year anniversary	$8,200

Since there was a withdrawal during the first year the 5% Enhancement is not available but the Automatic Annual Step-up was available and increased the Income Base to the contract value of $205,000. On the first anniversary of the rider’s effective date the Guaranteed Annual Income amount is $8,200 (4% x $205,000).

Purchase payments added to the contract subsequent to the initial purchase payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income amount percentage multiplied by the amount of the subsequent purchase payment. For example, assuming a contractowner is age 58 (single life option), if the Guaranteed Annual Income amount of $2,000 (4% of $50,000 Income Base) is in effect and an additional purchase payment of $10,000 is made, the new Guaranteed Annual Income amount that Benefit Year is $2,400 ($2,000 + 4% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a purchase payment is added to the contract.

Cumulative additional purchase payments into the contract that exceed $100,000 after the first anniversary of the rider effective date must receive Home Office approval. Additional purchase payments will not be allowed if the contract value is zero.  No additional purchase payments are allowed after the Nursing Home Enhancement is requested and approved by us (described later in this supplement).

5% Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount after the Income Base is adjusted either by a 5% Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income percentage.

Nursing Home Enhancement. The Guaranteed Annual Income amount will be increased to 10%, called the Nursing Home Enhancement, during a Benefit Year when the contractowner/annuitant is age 65 or older or the youngest of the contractowner and spouse is age 65 or older (joint life option), and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider, the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. For the joint life option, the Nursing Home Enhancement is available only on the first life to enter the nursing home. If no withdrawal has been taken since the rider’s effective date, the Nursing Home Enhancement will be available when the contractowner/annuitant is age 65 or the youngest of the contractowner and spouse is age 65 (joint life option). If a withdrawal has been taken since the rider’s effective date, the Nursing Home Enhancement will be available on the next Benefit Year anniversary after the contractowner/annuitant is age 65 or the youngest of the contractowner and spouse is age 65 (joint life option).

You may request the Nursing Home Enhancement by filling out a request form provided by us. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Guaranteed Annual Income amount will be reduced to the amount you would otherwise be eligible to receive starting after the next Benefit Year anniversary. Any withdrawals made prior to the entrance into a nursing home and during the Benefit Year that the Nursing Home Enhancement commences, will reduce the amount available that year for the Nursing Home Enhancement. Purchase payments may not be made into the contract after a request for the Nursing Home Enhancement is approved by us and any purchase payments made either in the 12 months prior to entering the nursing home or while you are residing in a nursing home will not be included in the calculation of the Nursing Home Enhancement.

The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. The admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States.

The remaining references to the Guaranteed Annual Income amount also include the Nursing Home Enhancement amount.

Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal or are withdrawals made prior to age 55 (younger of you or your spouse for joint life option) or that are not payable to the contractowner or contractowner’s bank account (or to the annuitant or the annuitant’s bank account, if the owner is a non-natural person).

When an Excess Withdrawal occurs:

1.
The Income Base is reduced by the same proportion that the Excess Withdrawal reduces the contract value. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal; and

2.
The Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income amount percentage multiplied by the new (reduced) Income Base (after the pro rata reduction for the Excess Withdrawal).

We will provide you with quarterly statements that will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments, Excess Withdrawals and additional purchase payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call our Customer Service Center number provided on the front page of your prospectus if you have question about Excess Withdrawals.

The following example demonstrates the impact of an Excess Withdrawal on the Income Base, the Guaranteed Annual Income amount and the contract value. The contractowner who is age 58 (single life option) makes a $12,000 withdrawal which causes a $12,915.19 reduction in the Income Base.

Prior to Excess Withdrawal:

Contract value = $60,000

Income Base = $85,000

Guaranteed Annual Income amount = $3,400 (4% of the Income Base of $85,000)

After a $12,000 Withdrawal ($3,400 is within the Guaranteed Annual Income amount, $8,600 is the Excess Withdrawal):

The contract value is reduced by the amount of the Guaranteed Annual Income amount of $3,400 and the Income Base is not reduced:

Contract value = $56,600 ($60,000 - $3,400)

Income Base = $85,000

The contract value is also reduced by the $8,600 Excess Withdrawal and the Income Base is reduced by 15.19435%, the same proportion that the Excess Withdrawal reduced the $56,600 contract value ($8,600 ÷ $56,600)

Contract value = $48,000 ($56,600 - $8,600)

Income Base = $72,084.81 ($85,000 x 15.19435% = $12,915.19; $85,000 - $12,915.19 = $72,084.81).

Guaranteed Annual Income amount = $2,883.39(4% of $72,084.81 Income Base)

On the following Benefit Year anniversary:

Contract value = $43,000

Income Base = $72,084.81

Guaranteed Income amount = $2,883.39 (4% x $72,084.81)

In a declining market, Excess Withdrawals may significantly reduce your Income Base as well as your Guaranteed Annual Income amount. If the Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate. If the contract value is reduced to zero due to an Excess Withdrawal the rider and contract will terminate.

Withdrawals from Individual Retirement Annuity contracts will be treated as within the Guaranteed Annual Income amount (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic monthly or quarterly installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:

1.	Lincoln’s monthly or quarterly automatic withdrawal service is used to calculate and pay the RMD;

2.	The RMD calculation must be based only on the value in this contract; and

3.	No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph).

If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.

Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts withdrawals of contract value that exceed purchase payments are taxed as ordinary income. The tax consequences of withdrawals are discussed in Federal Tax Matters in your prospectus.

Guaranteed Annual Income Amount Annuity Payout Option. If you are required to take annuity payments because you have reached the Maturity Date of the contract, you have the option of electing the Guaranteed Annual Income Amount Annuity Payout Option. If the contract value is reduced to zero and you have a remaining Income Base, you will receive the Guaranteed Annual Income Amount Annuity Payout Option. If you are receiving the Guaranteed Annual Income Amount Annuity Payout Option, the beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. To be eligible the death benefit option in effect immediately prior to the effective date of the Guaranteed Annual Income Amount Annuity Payout Option must be one of the following death benefits: the Guarantee of Principal Death Benefit, the EGMDB or the EEB rider. Contractowners may decide to choose the Guaranteed Annual Income Amount Annuity Payout Option over i4LIFE® Advantage if they feel this may provide a higher final payment option over time and they may place more importance on this over access to the Account Value. If the death benefit option in effect is the Account Value Death Benefit the beneficiary will not be eligible to receive the final payment(s).

The Guaranteed Annual Income Amount Annuity Payout Option is an annuity payout option which the contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life (this option is different from other annuity payout options discussed in your prospectus, including i4LIFE® Advantage, which are based on your contract value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the joint life option.

The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the contract the final payment will be equal to the sum of all purchase payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract the final payment will be equal to the contract value on the effective date of the rider, increased for purchase payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the contract value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the Guaranteed Annual Income Amount Annuity Payout Option will reduce the final payment dollar for dollar.

Death Prior to the Annuity Commencement Date.  The Lincoln Lifetime IncomeSM Advantage 2.0 has no provision for a payout of the Income Base or any other death benefit upon death of the contractowners or annuitant. At the time of death, if the contract value equals zero, no death benefit options (as described in your prospectus) will be in effect.  Election of the Lincoln Lifetime IncomeSM Advantage 2.0 does not impact the death benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time.  See The Contracts - Death Benefit in your prospectus.

Upon the death of the single life, the Lincoln Lifetime IncomeSM Advantage 2.0 will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).  If the beneficiary elects to continue the contract after the death of the Single Life (through a separate provision of the contract), the beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage 2.0 if available under the terms and charge in effect at the time of the new purchase.  There is no carryover of the Income Base.

Upon the first death under the joint life option, the lifetime payout of the Guaranteed Annual Income amount will continue for the life of the surviving spouse.  The 5% Enhancement and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, the Lincoln Lifetime IncomeSM Advantage 2.0 will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).

As an alternative, after the first death, the surviving spouse if under age 86 may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase.  In deciding whether to make this change, the surviving spouse should consider whether the change will cause the Income Base and the Guaranteed Annual Income amount to decrease.

General Provisions.

Termination. After the fifth anniversary of the effective date of the rider, the contractowner may terminate the rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage 2.0 will automatically terminate:

•	on the annuity commencement date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable); or
•	upon the death under the single life option or the death of the surviving spouse under the joint life option; or
•	when the Guaranteed Annual Income amount or contract value is reduced to zero due to an Excess Withdrawal; or
•	upon surrender of the contract; or
•	upon termination of the underlying annuity contract.

The termination will not result in any increase in contract value equal to the Income Base.  Upon effective termination of this rider, the benefits and charges within this rider will terminate.

If you terminate the rider, you must wait one year before you can re-elect any living benefit rider,  Lincoln SmartSecurity® Advantage, 4LATER® Advantage or any other living benefits we may offer in the future.

Compare to Lincoln SmartSecurity® Advantage.  If a contractowner is interested in purchasing a rider that provides guaranteed minimum withdrawals, the following factors should be considered when comparing Lincoln Lifetime IncomeSM Advantage 2.0 and the Lincoln SmartSecurity® Advantage (discussed in your prospectus) (only one of these riders can be added to a contract at any one time):  the Lincoln Lifetime IncomeSM Advantage 2.0 has the opportunity to provide a higher Income Base than the Guaranteed Amount under Lincoln SmartSecurity® Advantage because of the 5% Enhancement or Automatic Annual Step-up. The Income Base for Lincoln Lifetime IncomeSM Advantage 2.0 may also be higher than the Guaranteed Amount under Lincoln SmartSecurity® Advantage because withdrawals equal to or less than the Guaranteed Annual Income amount do not reduce the Income Base whereas withdrawals under Lincoln SmartSecurity® Advantage reduce the Guaranteed Amount. Lincoln Lifetime IncomeSM Advantage 2.0 also provides the potential for lifetime withdrawals from an earlier age (rather than age 65 with the Lincoln SmartSecurity® Advantage).  However, the percentage charge for the Lincoln Lifetime IncomeSM Advantage 2.0 is higher and has the potential to increase on every Benefit Year Anniversary if the increase in contract value exceeds the 5% Enhancement and after the 10th Benefit Year anniversary upon a 5% Enhancement. Due to the Income Base not being reduced by withdrawals that are less than or equal to the Guaranteed Annual Income amount, the charge which is applied against the Income Base will not be reduced, whereas withdrawals reduce the Guaranteed Amount against which the Lincoln SmartSecurity® Advantage charge is applied. The Lincoln SmartSecurity® Advantage provides that guaranteed Maximum Annual Withdrawal amounts can continue to a beneficiary to the extent of any remaining Guaranteed Amount while the Lincoln Lifetime IncomeSM Advantage 2.0 does not offer this feature.

i4LIFE® Advantage Option.  i4LIFE® Advantage is an income program, available for purchase at an additional charge, that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a death benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for purchase at the time you elect i4LIFE® Advantage. You cannot have both i4LIFE® Advantage and Lincoln Lifetime IncomeSM Advantage 2.0 in effect on your contract at the same time.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0 may decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4).  If this decision is made, the contractowner can use the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider’s effective date (if there has not been an Automatic Annual Step-up) to establish the i4LIFE® Advantage with Guaranteed Income Benefit (version 4) at the terms in effect for purchasers of this rider. You must wait at least one year from the effective date of the rider before you may drop the rider and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4). If you choose to drop the Lincoln Lifetime IncomeSM Advantage 2.0 and have the single life option, you must purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4) single life option. If you drop the Lincoln Lifetime IncomeSM Advantage 2.0 and have the joint life option, you must purchase i4LIFE® Advantage Guaranteed Income Benefit (version 4) joint life option.

Contractowners who purchase Lincoln Lifetime IncomeSM Advantage 2.0 are guaranteed the ability in the future to purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4) even if it is no longer available for sale. They are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those at the time they purchase Lincoln Lifetime IncomeSM Advantage 2.0.  If you choose to drop your rider and elect i4LIFE® Advantage with Guaranteed Income Benefit (version 4) prior to the fifth Benefit Year anniversary the election must be made before the Annuity Commencement Date and by age 95 for nonqualified contracts or age 80 for qualified contracts. Elections made prior to the fifth Benefit Year anniversary will result in a minimum Access Period of the greater of 20 years or age 90. If you choose to drop the rider and elect i4LIFE® Advantage with Guaranteed Income Benefit (version 4) after the fifth Benefit Year anniversary the election must be made before the Annuity Commencement Date and by age 86 for qualified contracts or by age 99 for nonqualified contracts. Elections made after the fifth Benefit Year anniversary will result in a minimum Access Period of the greater of 15 years or age 85. See i4LIFE® Advantage with Guaranteed Income Benefit (version 4) section of your prospectus.

For nonqualified contracts, the contractowner must elect the levelized option for regular income payments. While i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is in effect, the contractowner cannot change the payment mode elected or decrease the length of the Access Period.

When deciding whether to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4) you should consider that depending on a person’s age and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Guaranteed Annual Income amounts under Lincoln Lifetime IncomeSM Advantage 2.0. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments whereas with Lincoln Lifetime IncomeSM Advantage 2.0 you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE® Advantage rider are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date.  These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each annuity payout is treated as income (taxable at ordinary income tax rates), and the remainder is treated as a nontaxable return of purchase payments.  In contrast, withdrawals under Lincoln Lifetime IncomeSM Advantage 2.0 are not treated as amounts received as an annuity because they occur prior to the annuity starting date.  As a result, such withdrawals are treated first as a return of any existing gain in the contract (which is the measure of the extent to which the contract value exceeds purchase payments), and then as a nontaxable return of purchase payments.

The initial charge for i4LIFE® Advantage with Guaranteed Income Benefit (version 4) will be equal to the current annual rate in effect for your Lincoln Lifetime IncomeSM Advantage 2.0 rider. The charge is calculated based upon the greater of the value of the Income Base or contract value as of the last valuation date under Lincoln Lifetime IncomeSM Advantage 2.0 prior to election of i4LIFE® Advantage with Guaranteed Income Benefit (version 4). During the Access Period, this charge is deducted from the i4LIFE® Advantage Account Value on a quarterly basis with the first deduction occurring on the valuation date on or next following the three month anniversary of the effective date of i4LIFE® Advantage  with Guaranteed Income Benefit (version 4). During the Lifetime Income Period, this charge is deducted annually. The initial charge may increase annually upon a step-up of the Guaranteed Income Benefit by an amount equal to the prior charge rate (or initial charge rate if the first anniversary of the rider’s effective date) multiplied by the percentage increase, if any, to the Guaranteed Income Benefit and the percentage increase if any to the  Lincoln Lifetime IncomeSM Advantage 2.0 current charge. If an Excess Withdrawal occurs, the charge will decrease by the same percentage as the percentage change to the Account Value.

Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date.    The death benefit calculation for certain death benefit options in effect prior to the annuity commencement date may change for contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0.  Certain death benefit options provide that all withdrawals reduce the death benefit in the same proportion that the withdrawals reduce the contract value.  If you elect the Lincoln Lifetime IncomeSM Advantage 2.0, withdrawals less than or equal to the Guaranteed Annual Income will reduce the sum of all purchase payments option of the death benefit on a dollar for dollar basis.  This applies to the Guarantee of Principal Death Benefit, and only the sum of all purchase payments alternative of the Enhanced Guaranteed Minimum Death Benefit or the Estate Enhancement Benefit, whichever is in effect.  See The Contracts – Death Benefits in your prospectus. Any Excess Withdrawals will reduce the sum of all purchase payments in the same proportion that the withdrawals reduced the contract value under any death benefit option in which proportionate withdrawals are in effect. This change has no impact on death benefit options in which all withdrawals reduce the death benefit calculation on a dollar for dollar basis.  The terms of your contract will describe which method is in effect for your contract while this rider is in effect.

The following example demonstrates how a withdrawal will reduce the death benefit if both the Enhanced Guaranteed Minimum Death Benefit (EGMDB) and the Lincoln Lifetime IncomeSM Advantage 2.0 are in effect when the contractowner dies.  Note that this calculation applies only to the sum of all purchase payments calculation and not for purposes of reducing the highest anniversary contract value under the EGMDB:

Contract value before withdrawal	$ 80,000
Guaranteed Annual Income amount	$ 5,000

Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of your prospectus:

a)	Contract value	$ 80,000
b)	Sum of purchase payments	$100,000
c)	Highest anniversary contract value	$150,000

Withdrawal of $9,000 will impact the death benefit calculations as follows:

a)	$80,000 - $9,000 = $71,000 (Reduction $9,000)

b)	$100,000 - $5,000 = $95,000 (reduction by the amount of the Guaranteed Annual Income amount)

$95,000 - $5,067 = $89,932 [$95,000 times ($4,000/$75,000) = $5,067] Proportional reduction of Excess Withdrawal.  Total reduction = $10,067.

c)	$150,000 - $16,875 = $133,125 [$150,000 times $9,000/$80,000 = $16,875].The entire $9,000 withdrawal reduces the death benefit option proportionally. Total reduction = $16,875.

Item c) provides the largest death benefit of $133,125.

The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage. The following is inserted in The Contracts-Living Benefit Riders- Lincoln Lifetime IncomeSM Advantage section of the prospectus and is inserted prior to the first sentence of the first paragraph of that section.

Lincoln Lifetime IncomeSM Advantage. The Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus riders will no longer be available for purchase after December 31, 2010 or 60 days from the date that Lincoln Lifetime IncomeSM Advantage 2.0 is approved in your state, whichever date is later.

The Contracts – Living Benefit Riders – Guaranteed Income Benefit with i4LIFE® Advantage.  The following replaces The Contracts – Living Benefit Riders – Guaranteed Income Benefit with i4LIFE® Advantage section in the prospectus:

Guaranteed Income Benefit with i4LIFE® Advantage

A Guaranteed Income Benefit is available for purchase when you elect i4LIFE® Advantage which ensures that your regular income payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. See Charges and Other Deductions for a discussion of the Guaranteed Income Benefit charges.

As discussed below certain features of the Guaranteed Income Benefit may be impacted if you purchased Lincoln SmartSecurity® Advantage, Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage 2.0 (withdrawal benefit riders) prior to electing i4LIFE® Advantage with the Guaranteed Income Benefit (annuity payout rider). Refer to the 4LATER® Advantage section of this prospectus for a discussion of the 4LATER® Guaranteed Income Benefit.

Additional purchase payments cannot be made to a contract with the Guaranteed Income Benefit. You are also limited in how much you can invest in certain subaccounts. See the Contracts – Investment Requirements. The version of the Guaranteed Income Benefit, the date that you purchased it, and/or whether you previously owned Lincoln Lifetime IncomeSM Advantage will determine which Investment Requirement option applies to you.

There is no guarantee that the i4LIFE® Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit riders. However, a contractowner with the Lincoln Lifetime IncomeSM Advantage or the Lincoln Lifetime IncomeSM Advantage 2.0 who decides to drop Lincoln Lifetime IncomeSM Advantage or the Lincoln Lifetime IncomeSM Advantage 2.0 to purchase i4LIFE® Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the Lincoln Lifetime IncomeSM Advantage rider or the Lincoln Lifetime IncomeSM Advantage 2.0 rider.

i4LIFE® Advantage Guaranteed Income Benefit, if available, is elected when you elect i4LIFE® Advantage or during the Access Period, if still available for election, subject to terms and conditions at that time.  You may choose not to purchase the i4LIFE® Advantage Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form at the time that you purchase i4LIFE® Advantage.  If you intend to use the Guaranteed Amount from either the Lincoln SmartSecurity® Advantage or the Lincoln Lifetime IncomeSM Advantage riders or the greater of the Account Value or Income Base from the Lincoln Lifetime IncomeSM Advantage 2.0 rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.
The i4LIFE® Advantage Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. See General i4LIFE® Provisions in the prospectus for an example.

There are four versions of the Guaranteed Income Benefit. Guaranteed Income Benefit (version 1) is no longer available for election. Guaranteed Income Benefit (version 2) may only be elected if you own a version of Lincoln Lifetime IncomeSM Advantage that guarantees you the right to elect that version. Guaranteed Income Benefit (version 3) will not be available for election on or after December 31, 2010 or 60 days from the date that the Guaranteed Income Benefit (version 4) is approved in your state, whichever date is later. You may elect Guaranteed Income Benefit (version 3) after December 31, 2010 or after Guaranteed Income Benefit (version 4) is approved in your state, if you own a version of Lincoln Lifetime IncomeSM Advantage that guarantees you the right to elect that version. Guaranteed Income Benefit (version 4) will be available for election on or after November 15, 2010 or when approved in your state and will be the only version of the Guaranteed Income Benefit available for election on or after December 31, 2010, or when approved in your state, unless you are guaranteed the right to elect a prior version pursuant to the terms of your living benefit rider. Please refer to your living benefit rider regarding the availability of prior versions of Guaranteed Income Benefit.

Guaranteed Income Benefit (version 4). For Guaranteed Income Benefit (version 4) the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The specified percentages of the Account Value and the corresponding age-bands for calculating the initial Guaranteed Income Benefit are outlined in the table below.

Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit
Age	Percentage of Account Value, Income Base or Guaranteed Amount*
Under 40	2.5%
40 - 54	3.0%
55 – under 59.5	3.5%
59.5 - 64	4.0%
65 - 69	4.5%
70 - 79	5.0%
80 and above	5.50%

* Purchasers of Lincoln SmartSecurity® Advantage may use any remaining Guaranteed Amount (if greater than the contract value) to calculate the initial Guaranteed Income Benefit. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider’s effective date (if there has not been any Automatic Annual Step-up) if greater than the contract value to establish the initial Guaranteed Income Benefit.

If the amount of your i4LIFE® Advantage regular income payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your regular income payment. If your regular income payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment). (Regular income payments also reduce the Account Value). This payment will be made from the variable subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your death benefit. If your Account Value equals zero, no death benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the annuitant (or the secondary life, if applicable) is living.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:

* i4LIFE® Account Value before market decline:	$135,000
* i4LIFE® Account Value after market decline:	$100,000
* Guaranteed Income Benefit:	$ 810
* regular income payment after market decline:	$ 769
* Account Value after market decline and Guaranteed Income Benefit payment:	$ 99,190

The contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.

The Guaranteed Income Benefit (version 4) will automatically step up every year to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit.  For non-qualified contracts, the step-up will occur annually on the first valuation date on or after each periodic income commencement date anniversary starting on the first periodic income commencement date anniversary. For qualified contracts, the step-up will occur annually on the valuation date of the first periodic income payment of each calendar year. The first step-up is the valuation date of the first periodic income payment in the next calendar year following the periodic income commencement date.

The following example illustrates how the initial Guaranteed Income Benefit (version 4) is calculated for a 60-year old contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 4% for a 60-year old per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above. The example also assumes that the Account Value has increased due to positive investment returns resulting in a higher recalculated regular income payment. See The Contracts – i4LIFE® Advantage – Regular income payments during the Access Period section of your prospectus for a discussion of recalculation of the regular income payment.

8/1/2010	Amount of initial regular income payment:	$5,051
8/1/2010	Account Value at election of Guaranteed Income Benefit (version 4):	$100,000
8/1/2010	Initial Guaranteed Income Benefit (4% times $100,000 Account Value):	$4,000
8/1/2011	Recalculated regular income payment:	$6,000
8/1/2011	Guaranteed Income Benefit after step-up (75% of $6,000):	$4,500

The contractowner’s Guaranteed Income Benefit was increased to 75% of the recalculated regular income payment.

At the time of a step-up of the Guaranteed Income Benefit the i4LIFE® Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 2.00%. This means that your charge may change every year. If we automatically administer a new step-up for you and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date of the step-up.  If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. Step-ups will continue after a request to reverse a step-up. i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

The next section describes any differences in how the Guaranteed Income Benefit works for Guaranteed Income Benefit (version 3), Guaranteed Income Benefit (version 2) and Guaranteed Income Benefit (version 1). All other features of the Guaranteed Income Benefit not discussed below are the same as in Guaranteed Income Benefit (version 4).

Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) was available for purchase on or after October 6, 2008, and will be available for election up to December 31, 2010, or when Guaranteed Income Benefit (version 4) is approved in your state, whichever occurs later (unless version 3 is available for election at any time per the terms of a living benefit rider). For Guaranteed Income Benefit (version 3) the Guaranteed Income Benefit is initially equal to 75% of the regular income payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.

The Guaranteed Income Benefit will automatically step up every year to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit.  The step-up will occur on every periodic income commencement date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.

At the time of a reset of the step-up period the i4LIFE® Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change, once every five years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the periodic income commencement anniversary.  If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred.  Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period. i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

Guaranteed Income Benefit (version 2). Guaranteed Income Benefit (version 2) was available for election prior to October 6, 2008, (unless version 2 is available for election at any time per the terms of a living benefit rider). For Guaranteed Income Benefit (version 2) the Guaranteed Income Benefit is initially equal to 75% of the regular income payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.

The Guaranteed Income Benefit will automatically step-up every three years on the periodic income commencement date anniversary to 75% of the current regular income payment, if the result is greater than the immediately prior Guaranteed Income Benefit.  The step-up will occur on every third periodic income commencement date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.

At the time of a reset of the 15-year step-up period the i4LIFE® Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change, once every 15 years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the periodic income commencement anniversary.  If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed.  After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period. i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for election.

The next section describes certain guarantees in living benefit riders relating to the election of the Guaranteed Income Benefit.

Lincoln Lifetime IncomeSM Advantage 2.0. Contractowners who purchase Lincoln Lifetime IncomeSM Advantage 2.0 are guaranteed the ability in the future to purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4) even if it is no longer available for sale. They are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those available at the time they purchase Lincoln Lifetime IncomeSM Advantage 2.0. See The Contracts- Lincoln Lifetime IncomeSM Advantage 2.0 for more information.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0 may decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4).  If this decision is made, the contractowner can use the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or since the rider’s effective date (if there has not been an Automatic Annual Step-up) if greater than the i4LIFE® Advantage Account Value to establish the i4LIFE® Advantage with Guaranteed Income Benefit (version 4) at the terms in effect for purchasers of this rider.

Lincoln SmartSecurity® Advantage. Contractowners who purchased the Lincoln SmartSecurity® Advantage are guaranteed that they may use the remaining Guaranteed Amount (if greater than the contract value) at the time the initial Guaranteed Income Benefit is determined, to calculate the Guaranteed Income Benefit. The initial Guaranteed Income Benefit will be equal to the applicable percentage based on either the contractowner’s age (single life option) or the youngest age of either the contractowner or secondary life (if applicable), at the time the Guaranteed Income Benefit is elected, multiplied by the remaining Guaranteed Amount. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above. In other words, the initial Guaranteed Income Benefit will equal the applicable percentage based on the contractowner’s age multiplied by the  remaining Guaranteed Amount (if greater than the contract value).

The following is an example of how the Guaranteed Amount from Lincoln SmartSecurity® Advantage or the Income Base from Lincoln Lifetime IncomeSM Advantage 2.0 may be used to calculate the i4LIFE® Advantage with Guaranteed Income Benefit (version 4). The example assumes that on the date that i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected the contractowner is 70 years of age and has made no withdrawals from the contract. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 5% for a 70-year old per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above. The example assumes an annual payment mode has been elected.

Account Value (equals contract value on date i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected :	$100,000
Guaranteed Amount/Income Base on date i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected:	$120,000
Amount of initial regular income payment:	$5,992 per year
Initial Guaranteed Income Benefit (5% x $120,000 Guaranteed Amount/Income Base which is greater than $100,000 Account Value:	$6,000

Lincoln Lifetime IncomeSM Advantage. Contractowners who purchased Lincoln Lifetime IncomeSM Advantage are guaranteed that they may use the remaining Guaranteed Amount (if greater than the contract value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit (version 2 or version 3 only).  The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the contract value at the time the initial i4LIFE® Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial regular income payment times the remaining Guaranteed Amount divided by the contract value, if the Guaranteed Amount is greater than the contract value. See the Lincoln Lifetime IncomeSM Advantage - i4LIFE® Advantage Option section in the prospectus for an example of calculation of the Guaranteed Income Benefit using the purchased Lincoln Lifetime IncomeSM Advantage Guaranteed Amount.

Contractowners who purchased Lincoln Lifetime IncomeSM Advantage may also choose to drop Lincoln Lifetime IncomeSM Advantage to purchase the version of the Guaranteed Income Benefit that is then currently available. For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be equal to the applicable percentage, which is based on the age of either the contractowner (single life option) or the youngest age of either the contractowner or secondary life (joint life option) at the time the Guaranteed Income Benefit is elected, multiplied by the Account Value. In other words, the initial Guaranteed Income Benefit will equal the applicable percentage based on the contractowner’s age multiplied by the Account Value. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above.

Impacts to i4LIFE® Advantage Regular Income Payments. When you select the i4LIFE® Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:
•	A 4% assumed investment return (AIR) will be used to calculate the regular income payments.
•
The minimum Access Period required for Guaranteed Income Benefit (version 4) is the longer of 20 years (15 years for versions 2 and 3) or the difference between your age (nearest birthday) and age 90 (age 85 versions 2 and 3). We may change this Access Period requirement prior to election of the Guaranteed Income Benefit. If you use the greater of the Account Value or Income Base under Lincoln Lifetime IncomeSM Advantage 2.0 to calculate the Guaranteed Income Benefit after the fifth anniversary of the rider’s effective date, the minimum Access Period will be the longer of 15 years or the difference between your age (nearest birthday) and age 85.

•	The maximum Access Period available for this benefit is to age 115 for non-qualified contracts; to age 100 for qualified contracts.

If you choose to lengthen your Access Period (which must be increased by a minimum of 5 years), your regular income payment will be reduced. For versions 1, 2 and 3 of Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE®Advantage Guaranteed Income Benefit in proportion to the reduction in the regular income payment. This reduction of the i4LIFE®Advantage Guaranteed Income Benefit does not apply to Guaranteed Income Benefit (version 4). If you choose to shorten your Access Period, the i4LIFE® Advantage with Guaranteed Income Benefit will terminate. Refer to the Example in the 4LATER® Guaranteed Income Benefit section of your prospectus.

The i4LIFE® Advantage Guaranteed Income Benefit will terminate due to any of the following events:

•	the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint life payout option was elected); or
•	a contractowner requested decrease in the Access Period or a change to the regular income payment frequency; or
•	upon written notice to us; or
•	assignment of the contract.

A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. However, if you used the greater of the Account Value or Income Base under Lincoln Lifetime IncomeSM Advantage 2.0 to establish the Guaranteed Income Benefit, any termination of the Guaranteed Income Benefit will also result in a termination of  the i4LIFE® Advantage election.  If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE® Advantage and the Guaranteed Income Benefit in effect for at least 3 years. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage regular income payments will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.

Availability. The Guaranteed Income Benefit (version 4) will be available for purchase with qualified and nonqualified (IRAs and Roth IRAs) annuity contracts on or after November 15, 2010, or upon approval in your state. The contractowner must be under age 96 for nonqualified contracts and under age 81 for qualified contracts at the time this rider is elected.

There is no guarantee that Guaranteed Income Benefit (version 4) will be available for purchasers in the future as we reserve the right to discontinue this benefit at any time. The availability of this rider will depend upon your state’s approval. Certain features of Guaranteed Income Benefit may not be available in all states.  Check with your investment representative regarding availability.

The Contracts – Investment Requirements. The following row is added to the Investment Requirements chart:

i4LIFE® Advantage with Guaranteed Income Benefit (version 4)	On or after November 15, 2010	Option 3

***

Please keep this Supplement with your prospectus for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account H

American Legacy® Shareholder’s Advantage A Class

Supplement dated November 15, 2010 to the Prospectus dated May 1, 2010, as supplemented

This supplement to the prospectus for your individual variable annuity contract outlines several changes to your product prospectus. All other features and benefits described in your prospectus remain the same. This supplement is for informational purposes and requires no action on your part.

The following optional riders will be available for election beginning November 15, 2010, or when approved in your state. The addition of these riders results in several revisions to the prospectus, as outlined below.

Lincoln Lifetime IncomeSM Advantage 2.0. The Lincoln Lifetime IncomeSM Advantage 2.0 is an optional rider that provides annual withdrawals up to a guaranteed annual income amount which is based on a guaranteed income base, a 5% enhancement to the income base, annual step-ups to contract value, and age-based increases to the guaranteed annual income amount. The rider guarantees the availability of i4LIFE® Advantage with the Guaranteed Income Benefit, providing the client with a known future level of income. This rider will be available for election beginning November 15, 2010, or when approved in your state. The Lincoln Lifetime IncomeSM Advantage living benefit rider will no longer be available for purchase after December 31, 2010 or 60 days from the date that Lincoln Lifetime IncomeSM Advantage 2.0 is approved in your state. This supplement also provides information for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 who decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4).

Guaranteed Income Benefit (version 4).  The Guaranteed Income Benefit is an option that provides a guaranteed minimum payout floor for i4LIFE® Advantage regular income payments. Guaranteed Income Benefit (version 4) will be available for election beginning November 15, 2010, or when approved in your state.  Guaranteed Income Benefit (version 4) will be the only version of Guaranteed Income Benefit for election after December 31, 2010; however, the availability of prior versions of the Guaranteed Income Benefit may be guaranteed pursuant to provisions of a living benefit rider. Please refer to the prospectus, your contract and/or any living benefit rider that you own regarding this availability. The Guaranteed Income Benefit (version 3) will no longer be available for election after December 31, 2010. Previous versions of Guaranteed Income Benefit will not be impacted by this change.

DESCRIPTION OF CHANGES.  The following discussion describes changes that are incorporated into the specified sections of your May 1, 2010 prospectus.

Special Terms – The following definition is added to the Special Terms section of the prospectus:

Lincoln Lifetime IncomeSM Advantage 2.0: Provides minimum guaranteed lifetime periodic withdrawals that may increase based on automatic enhancements and age-based increases to the withdrawal amount.

Expense Tables. The following section will be inserted at the beginning of Expense Tables – Optional Rider Charges section of your prospectus immediately prior to the table that outlines the charges for Lincoln Lifetime IncomeSM Advantage.

The following table describes the charges for the Lincoln Lifetime IncomeSM Advantage 2.0. Refer to your prospectus for all other fees and charges associated with your variable annuity contract.

Lincoln Lifetime IncomeSM Advantage 2.0:

Guaranteed maximum annual percentage charge*	2.00%
Current annual percentage charge joint life option*	1.25%
Current annual percentage charge single life option*	1.05%

* The annual percentage charge is assessed against the Income Base (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and decreased by Excess Withdrawals.  These changes to the Income Base are discussed below.  This charge is deducted from the contract value on a quarterly basis.

The following section will be inserted in the Expense Tables – i4LIFE® Advantage Charges section of your prospectus following the 4LATER® Advantage charge section and replaces the i4LIFE® Advantage charge section.

The next table describes charges that apply only when i4LIFE® Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE® Advantage charge and the total is deducted from your average daily Account Value. If you have elected to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchased i4LIFE® Advantage with Guaranteed Income Benefit (version 4), there is only one charge for i4LIFE® Advantage with the Guaranteed Income Benefit which is deducted on a quarterly basis from the Account Value in addition to the daily contract mortality and expense risk charge.

i4LIFE® Advantage Payout Phase (On and After the Periodic Income Commencement Date):

i4LIFE® Advantage (as a daily percentage of average account value) for contracts purchased on or after November 15, 2010:
	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge	1.45%	1.20%	1.15%

i4LIFE® Advantage (as a daily percentage of average Account Value) for contracts purchased prior to November 15, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge	1.30%	1.15%	1.05%

923089 v21 ShAdvan A Class

Expense Tables – As of November 15, 2010, the expense chart below replaces in its entirety the Optional Rider Charges section of the i4LIFE® Advantage Payout Phase table in the Expense Table:

Optional Rider Charges:

i4LIFE® Advantage Guaranteed Income Benefit (as a daily percentage of average account value)
(elections of Guaranteed Income Benefit version 4 on or after November 15, 2010):
•	Guaranteed maximum annual percentage charge 2.00%
•	Current annual percentage charge (single life) 0.65%
•	Current annual percentage charge (joint life)0.85%

i4LIFE® Advantage Guaranteed Income Benefit (as a daily percentage of average account value)
(elections of Guaranteed Income Benefit versions 1, 2 and 3 prior to November 15, 2010):
•	Guaranteed maximum annual percentage charge 1.50%*
•	Current annual percentage charge 0.50%**

4LATER® Advantage Guaranteed Income Benefit (as a daily percentage of average account value):
•	Guaranteed maximum annual percentage charge 1.50%
•	Current annual percentage charge 0.65%***

For example, if you purchase the i4LIFE® Advantage EGMDB for 1.45% with the 4LATER® Advantage Guaranteed Income Benefit at a maximum charge of 1.50%, your total annual charge is 2.95% (as a daily percentage of average account value).

*Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed the ability in the future to purchase i4LIFE® Advantage with the Guaranteed Income Benefit and may purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase the Lincoln Lifetime IncomeSM Advantage.
**The percentage charge will change to the current charge in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge.
***For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base.

i4LIFE® Advantage with Guaranteed Income Benefit (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (On and after the Periodic Income Commencement Date):

Initial i4LIFE® Advantage with Guaranteed Income Benefit (version 4) charge for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 as a percentage of the Income Base:

Guaranteed maximum annual percentage charge*	2.00%
Current annual percentage charge joint life option*	1.25%
Current annual percentage charge single life option*	1.05%

*In order to establish the initial charge in i4LIFE® Advantage with Guaranteed Income Benefit (version 4) the annual percentage charge in Lincoln Lifetime IncomeSM Advantage 2.0 is assessed against the greater of the Income Base or contract value as of the date immediately prior to the effective date of  i4LIFE® Advantage with Guaranteed Income Benefit (version 4).  The initial charge will be deducted quarterly from the contract value starting with the first three month anniversary of the effective date of i4LIFE® Advantage with Guaranteed Income Benefit (version 4). During the Lifetime Income Period, the charge will be deducted annually. For nonqualified contracts starting with the first anniversary of the effective date of i4LIFE® Advantage with Guaranteed Income Benefit (version 4) the charge may be increased every time there is an automatic annual step-up of the Guaranteed Income Benefit by an amount equal to the prior charge rate (or initial charge rate if the first anniversary of the rider’s effective date) multiplied by the percentage increase to the Guaranteed Income Benefit and by the percentage increase, if any, to the Lincoln Lifetime IncomeSM Advantage 2.0 current charge.  For qualified contracts, starting with the first calendar year after the effective date of  i4LIFE® Advantage with Guaranteed Income Benefit (version 4) the charge may be increased every time there is an automatic annual step-up of the Guaranteed Income Benefit by an amount equal to the prior charge rate (or initial charge rate if the first anniversary of the rider’s effective date) multiplied by the percentage increase to the Guaranteed Income Benefit and by the percentage increase, if any, to the Lincoln Lifetime IncomeSM Advantage 2.0 current charge. If an Excess Withdrawal occurs, the charge will decrease by the same percentage as the percentage change to the Account Value.

Examples. The following section replaces the Examples section of your prospectus.

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB death benefit and Lincoln Lifetime IncomeSM Advantage 2.0 are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$976	$1,876	$2,846	$5,613

2) If you annuitize or do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$976	$1,876	$2,846	$5,613

For more information, see Charges and Other Deductions in your prospectus. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The Contracts – i4LIFE® Advantage, Guaranteed Income Benefit with i4LIFE® Advantage, 4LATER® Guaranteed Income Benefit and Annuity Payouts, including Lincoln SmartIncomeSM Inflation. These examples should not be considered a representation of past or future expenses.

Summary of Common Questions – The following paragraph replaces the paragraph titled “What are Living Benefit Riders?” in the Summary of Common Questions section of your May 1, 2010 prospectus:

What are Living Benefit Riders? Living Benefit Riders are optional riders available to purchase for an additional fee. These riders provide different types of minimum guarantees if you meet certain conditions. These riders are the Lincoln SmartSecurity® Advantage and Lincoln Lifetime IncomeSM Advantage 2.0 (both of which are withdrawal benefit riders) and 4LATER® Advantage and i4LIFE® Advantage (with or without the Guaranteed Income Benefit) (both of which are annuity payout riders). If you select a Living Benefit rider, excess withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), and you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without the Guaranteed Income Benefit). Excess withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. These riders are discussed in detail in the prospectus. In addition, an overview of these riders is provided with the prospectus.

The following paragraph is inserted in the Summary of Common Questions section of the prospectus, immediately following the paragraph titled “What are Living Benefit Riders?”.

What is Lincoln Lifetime IncomeSM Advantage 2.0? Lincoln Lifetime IncomeSM Advantage 2.0 is a rider that you may purchase for an additional charge and which provides on an annual basis guaranteed lifetime periodic withdrawals up to a guaranteed amount based on an Income Base, a 5% Enhancement to the Income Base or automatic annual step-ups to the Income Base, and age-based increases to the guaranteed periodic withdrawal amount.

Withdrawals may be made up to the Guaranteed Annual Income amount as long as that amount is greater than zero. The Income Base is not available as a separate benefit upon death or surrender and is increased by subsequent purchase payments, 5% Enhancements to the Income Base, automatic annual step-ups to the Income Base and is decreased by withdrawals in accordance with provisions described in the prospectus. See The Contracts-Lincoln Lifetime IncomeSM Advantage 2.0. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage 2.0 and another one of the Living Benefit riders. By electing this rider you will be subject to Investment Requirements. See The Contracts - Investment Requirements.

Charges and Other Deductions - The following is inserted in the Charges and Other Deductions- Rider Charges section of the prospectus immediately after the first sentence of the section.

Lincoln Lifetime IncomeSM Advantage 2.0 Charge.  While this rider is in effect, there is a charge for the Lincoln Lifetime IncomeSM Advantage 2.0, if elected.  The rider charge is currently equal to an annual rate of 1.05% (0.2625% quarterly) for the Lincoln Lifetime IncomeSM Advantage 2.0 single life option and 1.25% (0.3125% quarterly) for the Lincoln Lifetime IncomeSM Advantage 2.0 joint life option.

The charge is assessed against the Income Base as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and decreased for Excess Withdrawals. We will deduct the charge for this rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each subaccount and any fixed account available in your contract on the valuation date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to the Income Base section for a discussion and example of the impact of the changes to the Income Base.

The annual rider percentage charge may increase each time the Income Base increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary.  If your percentage charge is increased, you may opt-out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change.  If you opt out of the step-up, your current charge will remain in effect and the Income Base will be returned to the prior Income Base. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up. By opting out of an Automatic Annual Step-up, you will continue to be eligible for the 5% Enhancement through the end of the current Enhancement Period, but the charge could increase to the then current charge on 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year.

During the first ten Benefit Years an increase in the Income Base as a result of the 5% Enhancement will not cause an increase in the annual rider percentage charge but will increase the dollar amount of charge. After the tenth Benefit Year anniversary the annual rider percentage charge may increase each time the Income Base increases as a result of the 5% Enhancement, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. If your percentage charge is increased, you may opt-out of the 5% Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change.  If you opt out of the 5% Enhancement, your current charge will remain in effect and the Income Base will be returned to the prior Income Base. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time the percentage charge increases if you do not want the 5% Enhancement.

The rider charge will increase to the then current rider charge, if after the first Benefit Year anniversary, cumulative purchase payments added to the contract after the first Benefit Year equal or exceed $100,000. You may not opt-out of this rider charge increase. See The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 – Income Base section of this supplement for more information.

The rider charge will be discontinued upon termination of the rider. The pro-rata amount of the rider charge will be deducted upon termination of the Rider (except for death) or surrender of the contract.

If the contract value is reduced to zero while the contractowner is receiving a Guaranteed Annual Income, no rider charge will be deducted.

The following section replaces the i4LIFE® Advantage Guaranteed Income Benefit Charge section in the current prospectus:

i4LIFE® Advantage Guaranteed Income Benefit Charge.  The Guaranteed Income Benefit (version 4) which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.65% (0.50% for version 1, 2 and 3) of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.80% for the i4LIFE® Advantage Account Value death benefit; 1.85% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.10% for the i4LIFE® Advantage EGMDB.

For contracts purchased prior to November 15, 2010, the total current percentage charge is computed daily as follows: 1.55% for the i4LIFE® Advantage Account Value death benefit; 1.65% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.80% for the i4LIFE® Advantage EGMDB.

If your contract was purchased on or after November 15, 2010 and if you elect the joint life option on or after November 15, 2010, the charge for the Guaranteed Income Benefit (version 4) which is purchased with i4LIFE® Advantage will be subject to a current annual charge of 0.85% of the Account Value which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.00% for the i4LIFE® Advantage Account Value death benefit; 2.05% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.30% for the i4LIFE® Advantage EGMDB.

The Guaranteed Income Benefit percentage charge will not change unless there is an automatic step up of the Guaranteed Income Benefit (version 4) or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later in the i4LIFE® Advantage section of this prospectus).  At the time of the step-up the Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 2.00% (version 4) or 1.50% (version 2 and version 3) of the Account Value. If we automatically administer the step-up (version 4) or step-up period election (versions 2 or 3) for you and your percentage charge is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred.  If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up or step-up period election occurred.  Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of the prospectus). For version 4, future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

The following section is inserted in the Charges and Other Deductions – Rider Charges section of the prospectus and immediately follows the i4LIFE® Advantage Guaranteed Income Benefit Charge section and precedes the 4LATER® Guaranteed Income Benefit Charge section.

i4LIFE® Advantage with Guaranteed Income Benefit (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0. If you drop Lincoln Lifetime IncomeSM Advantage 2.0 to establish the Guaranteed Income Benefit (version 4) under i4LIFE® Advantage you will pay a quarterly charge (imposed during the i4LIFE® Advantage payout phase) starting with the first three month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The initial charge for this rider is equal to an annual rate of 1.05% of the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base or contract value, if greater, (0.2625% quarterly) for the single life option and 1.25% of the Income Base or contract value, if greater, (0.3125% quarterly) for the joint life option. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 are guaranteed that in the future the guaranteed maximum initial charge for i4LIFE® Advantage with  Guaranteed Income Benefit (version 4) will be the guaranteed maximum charge then in effect at the time they purchase Lincoln Lifetime IncomeSM Advantage 2.0.

The charge for i4LIFE® Advantage with Guaranteed Income Benefit (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 will not change unless there is an automatic step-up of the Guaranteed Income Benefit to 75% of the current regular income payment (described later in the i4LIFE® Advantage section of the prospectus). At such time, the charge will increase by an amount equal to the prior charge rate (or initial charge rate if the first anniversary of the rider’s effective date) multiplied by the percentage increase to the Guaranteed Income Benefit and by the percentage increase, if any, to the Lincoln Lifetime IncomeSM Advantage 2.0 current charge. This means that the charge may change annually.

The following example shows how the initial charge for i4LIFE® Advantage with Guaranteed Income Benefit  (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 is calculated as well as adjustments due to increases to the Guaranteed Income Benefit and the Lincoln Lifetime IncomeSM Advantage 2.0 charge. The example is a nonqualified contract and assumes the contractowner is 60 years old on the effective date of electing the i4LIFE® Advantage with Guaranteed Income Benefit (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0.Pursuant to the provisions of the Guaranteed Income Benefit (version 4) the initial Guaranteed Income Benefit is set at 4% of the Income Base based upon the contractowner’s age (see Guaranteed Income Benefit (version 4) for a more detailed description). The example also assumes that the current charge for Lincoln Lifetime IncomeSM Advantage 2.0 is 1.05%. The first example assumes an increase to the initial charge based upon an increase to the Guaranteed Income Benefit due to the automatic step-up:

1/1/10	Contract value as of the last valuation date under Lincoln Lifetime IncomeSM Advantage 2.0	$100,000
1/1/10	Income Base as of the last valuation date under Lincoln Lifetime IncomeSM Advantage 2.0	$125,000
1/1/10	Initial Annual Charge for i4LIFE® Advantage with Guaranteed Income Benefit (version 4) ($125,000 Income Base * 1.05% current charge for Lincoln Lifetime IncomeSM Advantage 2.0)	$1,312.50
1/2/10	i4LIFE® Advantage Account Value	$100,000
1/2/10	Amount of initial i4LIFE® Advantage Regular Income Payment	$5,051
1/2/10	Initial Guaranteed Income Benefit (4% * $125,000 Income Base)	$5,000
1/2/11	Recalculated Regular Income Payment	$6,900
1/2/11	New Guaranteed Income Benefit (75% * $6,900 Regular Income Payment)	$5,175
1/2/11	Annual charge for i4LIFE® Advantage with Guaranteed Income Benefit (version 4) ($1,312.50 * ($5,175/$5,000))	$1,358.44

If the Lincoln Lifetime IncomeSM Advantage 2.0 charge has also increased, subject to a maximum charge of 2.00%, the i4LIFE® Advantage with Guaranteed Income Benefit  (version 4) charge will increase upon a step-up.

Continuing the above example:

1/2/11	Annual charge for Lincoln Lifetime IncomeSM Advantage 2.0	$1,358.44
1/2/12	Recalculated Regular Income Payment	$7,400
1/2/12	New Guaranteed Income Benefit (75% * $7,400 Regular Income Payment)	$5,550

	Assume the Lincoln Lifetime IncomeSM Advantage 2.0 charge increases from 1.05% to 1.15%.

1/2/12	Annual Charge for i4LIFE® Advantage with Guaranteed Income Benefit (version 4) ($1,358.44 * ($5,550/$5,175) * (1.15%/1.05%))	$1,595.63

The annual charge for Lincoln Lifetime IncomeSM Advantage 2.0 of $1,358.44 is multiplied by the percentage increase of the Guaranteed Income Benefit ($5,550/$5,175) times the percentage increase to the Lincoln Lifetime IncomeSM Advantage 2.0 (1.15%/1.05%).

If the Lincoln Lifetime IncomeSM Advantage 2.0 percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date on which the step-up occurred.  If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up occurred.  If the Guaranteed Income Benefit increased due to the step-up we would decrease the Guaranteed Income Benefit to the Guaranteed Income Benefit in effect before the step-up occurred. Future step-ups as described in the rider would continue.

The Contracts-Living Benefit Riders. The following is inserted in The Contracts-Living Benefit Riders section of the prospectus prior to the Lincoln Lifetime IncomeSM Advantage section.

Lincoln Lifetime IncomeSM Advantage 2.0. The Lincoln Lifetime IncomeSM Advantage 2.0 is a Living Benefit rider available for purchase in your contract that provides:
•
Guaranteed lifetime periodic withdrawals up to the Guaranteed Annual Income amount  which is based upon a guaranteed Income Base (a value equal to either your initial purchase payment or contract value, if elected after the contract’s effective date);

•	A 5% Enhancement to the Income Base if greater than an Automatic Annual Step-up so long as no withdrawals are made in that year and the rider is within a ten year Enhancement period;
•	Automatic Annual Step-ups of the Income Base to the contract value if the contract value is equal to or greater than the Income Base after the 5% Enhancement;
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).

Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount or that are not payable to the contractowner or contractowner’s bank account (or to the annuitant or the annuitant’s bank account, if the owner is a non-natural person) (Excess Withdrawals) may significantly reduce your Income Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal and may terminate the rider and contract if the Income Base is reduced to zero.

In order to purchase Lincoln Lifetime IncomeSM Advantage 2.0 the purchase payment or contract value (if purchased after the contract is issued) must be at least $25,000. This rider provides guaranteed, periodic withdrawals for your life as contractowner/annuitant (single life option) or for the lives of you as contractowner/annuitant and your spouse as joint owner (joint life option) regardless of the investment performance of the contract, provided that certain conditions are met.  An Income Base is used to calculate the Guaranteed Annual Income payments from your contract, but is not available as a separate benefit upon death or surrender. The Income Base is equal to the initial purchase payment (or contract value if elected after contract issue), increased by subsequent purchase payments, Automatic Annual Step-ups and 5% Enhancements, and decreased by Excess Withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, cumulative additional purchase payments into the contract will be limited to an amount equal to $100,000 without Home Office approval. No additional purchase payments are allowed if the contract value decreases to zero for any reason. No additional purchase payments are allowed after the Nursing Home Enhancement is requested and approved by us (described later in this supplement).

This rider provides for guaranteed, periodic withdrawals up to the Guaranteed Annual Income amount commencing after you or the younger spouse (joint life option) reach age 55.  The Guaranteed Annual Income payments are based upon specified percentages of the Income Base. The specified withdrawal percentages of the Income Base are age based and may increase over time. With the single  life option you may receive Guaranteed Annual Income payments for your lifetime.If you purchase the joint life option, Guaranteed Annual Income amounts for the lifetimes of you and your spouse will be available. Withdrawals in excess of the Guaranteed Annual Income amount or that are made prior to age 55 or that are not payable to the contractowner or contractowner’s bank account (or to the annuitant or the annuitant’s bank account, if the owner is a non-natural person) (Excess Withdrawals) may significantly reduce your Income Base and your Guaranteed Annual Income payments by an amount greater than the dollar amount of the Excess Withdrawal and may terminate the Income Base, rider and the contract. Withdrawals will also negatively impact the availability of the 5% Enhancement. These options are discussed below in detail.

Lincoln offers other optional riders available for purchase with its variable annuity contracts.  These riders provide different methods to take income from your contract value and may provide certain guarantees. These riders are fully discussed in your prospectus.  There are differences between the riders in the features provided as well as the charge structure.  In addition, the purchase of one rider may impact the availability of another rider.  Information about the relationship between Lincoln Lifetime IncomeSM Advantage 2.0 and these other riders is included later in this Supplement.  Not all riders will be available at all times. You may consider purchasing the Lincoln Lifetime IncomeSM Advantage 2.0 if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Automatic Annual Step-up or 5% Enhancement. The cost of the Lincoln Lifetime IncomeSM Advantage 2.0 may be higher than other Living Benefit Riders that you may purchase in your contract. The age at which you may start receiving the Guaranteed Annual Income amount may be different than the ages that you may receive guaranteed payments under other riders.

Availability. The Lincoln Lifetime IncomeSM Advantage 2.0 is available for purchase with new and existing nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The contractowner/annuitant as well as the spouse under the joint life option must be under age 86 for nonqualified contracts (age 76 for qualified contracts) at the time this rider is elected. You cannot elect the rider and any other living benefit rider offered in your contract at the same time (Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage Plus, Lincoln SmartSecurity® Advantage, 4LATER® Advantage). You may not elect the rider if you have also elected i4LIFE® Advantage or Lincoln SmartIncome AdvantageSM, both annuity payout options. You must wait at least 12 months after terminating 4LATER® Advantage, Lincoln SmartSecurity® Advantage, Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage Plus or any other living benefits we may offer in the future before electing Lincoln Lifetime IncomeSM Advantage 2.0. See The Contracts – Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage Plus, Lincoln SmartSecurity® Advantage, 4LATER® Advantage, i4LIFE® Advantage and Annuity Payouts – Lincoln SmartIncome AdvantageSM  for more information. There is no guarantee that the Lincoln Lifetime IncomeSM Advantage 2.0 will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. The availability of this rider will depend upon your state’s approval of this rider.  Check with your registered representative regarding availability.

If you purchase the Lincoln Lifetime IncomeSM Advantage 2.0 you will be limited in your ability to invest within the subaccounts offered within your contract. You will be required to adhere to Investment Requirements – Option 3. In addition, the fixed account is not available except for use with dollar cost averaging.  See Investment Requirements – Option 3 in your prospectus.

If the rider is elected at contract issue, then the rider will be effective on the contract’s effective date. If the rider is elected after the contract is issued (by sending a written request to our Home Office), the rider will be effective on the next valuation date following approval by us.

Benefit Year.  The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.

Income Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The Income Base is not available to you as a lump sum withdrawal or a death benefit. The initial Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial purchase payment. If you elect the rider after we issue the contract, the initial Income Base will equal the contract value on the effective date of the rider. The maximum Income Base is $10,000,000.  This maximum takes into consideration the total Income Bases and Guaranteed Amounts from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if joint life option) are the covered lives under any other Living Benefit Riders (See The Contracts – Lincoln Lifetime IncomeSM Advantage, 4LATER® Advantage and Lincoln SmartSecurity® Advantage, discussed in your prospectus).

Additional purchase payments automatically increase the Income Base by the amount of the purchase payment (not to exceed the maximum Income Base); for example, a $10,000 additional purchase payment will increase the Income Base by $10,000. After the first anniversary of the rider effective date, cumulative additional purchase payments into the contract will be limited to an amount equal to $100,000 without Home Office approval. If cumulative additional purchase payments, after the first anniversary of the rider effective date equal or exceed $100,000, the charge will change to the then current charge in effect on the next Benefit Year anniversary. Additional purchase payments will not be allowed if the contract value decreases to zero for any reason including market loss.

Excess Withdrawals reduce the Income Base as discussed below. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base.

Since the charge for the rider is based on the Income Base, the cost of the rider increases when additional purchase payments, Automatic Annual Step-ups and 5% Enhancements are made, and the cost decreases as Excess Withdrawals are made because these transactions all adjust the Income Base.  In addition, the percentage charge may change when Automatic Annual Step-ups or 5% Enhancements occur as discussed below.  See Lincoln Lifetime IncomeSM Advantage 2.0 Charge in this Supplement.

5% Enhancement to the Income Base.  On each Benefit Year anniversary, the Income Base, minus purchase payments received in that year, will be increased by 5% if the contract owner/annuitant (as well as the spouse if the joint life option is in effect) are under age 86, if there were no withdrawals in that year and the rider is within a 10-year Enhancement period described below. If during any 10-year Enhancement period there are no Automatic Annual Step-ups the 5% Enhancements will terminate at the end of the Enhancement period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Any purchase payment made after the initial purchase payment will be added immediately to the Income Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it  will be used in calculating the 5% Enhancement. Any purchase payments made within the first 90 days after the effective date of the rider will be included in the Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.

If you decline an Automatic Annual Step-up during the first ten Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the charge could icnrease to the then current charge on any 5% Enhancements after the 10th Benefit Year Anniversary. You will have the option to opt out of the Enhancements after the 10th Beneft Year. In order to be eligible to receive further 5% Enhancements, the contractowner/annuitant (single life option), or the contractowner and spouse (joint life option) must still be living and be under age 86.

Note:  The 5% Enhancement is not available in any year there is a withdrawal from contract value including a Guaranteed Annual Income payment. A 5% Enhancement will occur in subsequent years only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.

The following is an example of the impact of the 5% Enhancement on the Income Base (assuming no withdrawals):

Initial purchase payment = $100,000; Income Base = $100,000

Additional purchase payment on day 30 = $15,000; Income Base = $115,000

Additional purchase payment on day 95 = $10,000; Income Base = $125,000

On the first Benefit Year Anniversary, the Income Base will not be less than $130,750 ($115,000 times 1.05%=$120,750 plus $10,000).  The $10,000 purchase payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year Anniversary.

The 5% Enhancement will be in effect for 10 years (the Enhancement period) from the effective date of the rider.  A new Enhancement period will begin each time an Automatic Annual Step-up to the contract value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year.  If the Automatic Annual Step-up provides a greater increase to the Income Base, you will not receive the 5% Enhancement.  If the Automatic Annual Step-up and the 5% Enhancement increase the Income Base to the same amount then you will receive the Automatic Annual Step-up. The 5% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10,000,000.

You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal, including a Guaranteed Annual Income payment from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the contract and the rider is within the Enhancement period.

An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawal Amounts section below.

If during the first ten Benefit years your Income Base is increased by the 5% Enhancement on the Benefit Year anniversary, your percentage charge for the rider will not change on the Benefit Year anniversary. However, the amount you pay for the rider will increase since the charge for the rider is based on the Income Base.  After the tenth Benefit Year anniversary the annual rider percentage charge may increase to the current charge each year if the Income Base increases as a result of the 5% Enhancement, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. See Lincoln Lifetime IncomeSM Advantage 2.0 Charge described in this supplement.

If your percentage charge for this rider is increased due to a 5% Enhancement that occurs after the tenth rider year anniversary, you may opt-out of the 5% Enhancement by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change.  This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time the percentage charge increases if you do not want the 5% Enhancement.  You may not opt-out of the 5% Enhancement if the current charge for the rider increases due to additional purchase payments made during that Benefit Year that equal or exceed the $100,000 cumulative additional purchase payment restriction after the first Benefit Year. See Income Base section for more details.

Automatic Annual Step-ups of the Income Base. The Income Base will automatically step-up to the contract value on each Benefit Year anniversary if:

a.	the contractowner/annuitant (single life option), or the contractowner and spouse (joint life option) are still living and under age 86; and

b.
the contract value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge and account fee), plus any purchase payments made on that date, is equal to or greater than the Income Base after the 5% Enhancement (if any).

Each time the Income Base is stepped up to the current contract value as described above, your percentage charge for the rider will be the current charge for the rider, not to exceed the guaranteed maximum charge.  Therefore, your percentage charge for this rider could increase every Benefit Year anniversary.  See Lincoln Lifetime IncomeSM Advantage 2.0 Charge in this Supplement.

Each time the Automatic Annual Step-up occurs a new 10-year Enhancement period starts. The Automatic Annual Step-up is available even in those years when a withdrawal has occurred.

If your percentage charge for this rider is increased upon an Automatic Annual Step-up, you may opt-out of the Automatic Annual Step-up by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change.  This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up.  As stated above, if you decline an Automatic Annual Step-up during the first ten Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the charge could increase to the then current charge on any 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year. See the earlier Income Base section. You may not opt-out of the Automatic Annual Step-up if an additional purchase payment made during that Benefit Year caused the charge for the rider to increase to the current charge.

Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional purchase payments):

	Contract Value	Income Base with 5% Enhancement	Income Base	Potential for Charge to Change
Initial Purchase Payment $50,000	$50,000	N/A	$50,000	N/A
1st Benefit Year Anniversary	$54,000	$52,500	$54,000	Yes
2nd Benefit Year Anniversary	$53,900	$56,700	$56,700	No
3rd Benefit Year Anniversary	$57,000	$59,535	$59,535	No
4th Benefit Year Anniversary	$64,000	$62,512	$64,000	Yes

On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the contract value of $54,000 since the increase in the contract value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000).  On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700).  On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700=$2,835).  On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the contract value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10,000,000.

Withdrawal Amount. You may make periodic withdrawals up to the Guaranteed Annual Income amount each Benefit Year for your (contractowner) lifetime (single life option) or the lifetimes of you and your spouse (joint life option) as long as your Guaranteed Annual Income amount is greater than zero. You may start taking Guaranteed Annual Income withdrawals when you (single life option) or the younger of you and your spouse (joint life option) turn age 55.

The initial Guaranteed Annual Income amount is calculated when you purchase the rider. If you (or younger of you and your spouse if the joint life option is elected) are under age 55 at the time the rider is elected the initial Guaranteed Annual Income amount will be zero. If you (or the younger of you and your spouse if the joint life option is elected) are age 55 or older at the time the rider is elected the initial Guaranteed Annual Income amount will be equal to a specified percentage of the Income Base. The specified percentage of the Income Base will be based on your age (or younger of you and your spouse if the joint life option is elected). Upon your first withdrawal the Guaranteed Annual Income percentage is based on your age (single life option) or the younger of you and your spouse’s age (joint life option) at the time of the withdrawal. For example if you purchase the rider at age 57 your Guaranteed Annual Income percentage is 4%. If you waited until you were age 60 (single life option) to make your first withdrawal your Guaranteed Annual Income percentage would be 5%.  During the first Benefit Year the Guaranteed Annual Income amount is calculated using the Income Base as of the effective date of the rider (including any purchase payments made within the first 90 days after the effective date of the rider). After the first Benefit Year anniversary we will use the Income Base calculated on the most recent Benefit Year anniversary for calculating the Guaranteed Annual Income amount. After your first withdrawal the Guaranteed Annual Income amount percentage will only increase on a Benefit Year Anniversary if you have reached an applicable higher age band and after there has been an Automatic Annual Step-up. If you have reached an applicable age band and there has not been an Automatic Annual Step-up then the Guaranteed Annual Income amount percentage will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.

Guaranteed Annual Income Percentages by Ages

Age (single life option)	Guaranteed Annual Income amount percentage (single life option)	Age (joint life option – younger of you and your spouse’s age)	Guaranteed Annual Income amount percentage (joint life option)
At least 55 and under 59½	4%	55-64	4%
59 ½ +	5%	65+	5%

If your contract value is reduced to zero because of market performance or rider charges, withdrawals equal to the Guaranteed Annual Income amount will continue automatically for your life (and your spouse’s life if applicable) under the Guaranteed Annual Income Annuity Payout Option (discussed later in this supplement). You may not withdraw the remaining Income Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If the Income Base is reduced to zero due to an Excess Withdrawal the rider and contract will terminate. If the contract  value is reduced to zero due to an Excess Withdrawal the rider and contract will terminate.

Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base. All withdrawals you make will decrease the contract value.

The following example shows the calculation of the Guaranteed Annual Income amount and how withdrawals less than or equal to the Guaranteed Annual Income amount affect the Income Base and the contract value. The contractowner is age 58 (4% Guaranteed Annual Income percentage for single life option) on the rider’s effective date, and makes an initial purchase payment of $200,000 into the contract:

Contract value on the rider’s effective date	$200,000
Income Base on the rider’s effective date	$200,000
Initial Guaranteed Annual Income amount on the rider’s effective date ($200,000 x 4%)	$8,000
Contract value six months after rider’s effective date	$210,000
Income Base six months after rider’s effective date	$200,000
Withdrawal six months after rider’s effective date when contractowner is still age 58	$8,000
Contract value after withdrawal ($210,000 - $8,000)	$202,000
Income Base after withdrawal ($200,000 – $0)	$200,000
Contract value on first Benefit Year anniversary	$205,000
Income Base on first Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on first Benefit Year anniversary	$8,200

Since there was a withdrawal during the first year the 5% Enhancement is not available but the Automatic Annual Step-up was available and increased the Income Base to the contract value of $205,000. On the first anniversary of the rider’s effective date the Guaranteed Annual Income amount is $8,200 (4% x $205,000).

Purchase payments added to the contract subsequent to the initial purchase payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income amount percentage multiplied by the amount of the subsequent purchase payment. For example, assuming a contractowner is age 58 (single life option), if the Guaranteed Annual Income amount of $2,000 (4% of $50,000 Income Base) is in effect and an additional purchase payment of $10,000 is made, the new Guaranteed Annual Income amount that Benefit Year is $2,400 ($2,000 + 4% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a purchase payment is added to the contract.

Cumulative additional purchase payments into the contract that exceed $100,000 after the first anniversary of the rider effective date must receive Home Office approval. Additional purchase payments will not be allowed if the contract value is zero.  No additional purchase payments are allowed after the Nursing Home Enhancement is requested and approved by us (described later in this supplement).

5% Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount after the Income Base is adjusted either by a 5% Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income percentage.

Nursing Home Enhancement. The Guaranteed Annual Income amount will be increased to 10%, called the Nursing Home Enhancement, during a Benefit Year when the contractowner/annuitant is age 65 or older or the youngest of the contractowner and spouse is age 65 or older (joint life option), and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider, the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. For the joint life option, the Nursing Home Enhancement is available only on the first life to enter the nursing home. If no withdrawal has been taken since the rider’s effective date, the Nursing Home Enhancement will be available when the contractowner/annuitant is age 65 or the youngest of the contractowner and spouse is age 65 (joint life option). If a withdrawal has been taken since the rider’s effective date, the Nursing Home Enhancement will be available on the next Benefit Year anniversary after the contractowner/annuitant is age 65 or the youngest of the contractowner and spouse is age 65 (joint life option).

You may request the Nursing Home Enhancement by filling out a request form provided by us. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Guaranteed Annual Income amount will be reduced to the amount you would otherwise be eligible to receive starting after the next Benefit Year anniversary. Any withdrawals made prior to the entrance into a nursing home and during the Benefit Year that the Nursing Home Enhancement commences, will reduce the amount available that year for the Nursing Home Enhancement. Purchase payments may not be made into the contract after a request for the Nursing Home Enhancement is approved by us and any purchase payments made either in the 12 months prior to entering the nursing home or while you are residing in a nursing home will not be included in the calculation of the Nursing Home Enhancement.

The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. The admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States.

The remaining references to the Guaranteed Annual Income amount also include the Nursing Home Enhancement amount.

Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal or are withdrawals made prior to age 55 (younger of you or your spouse for joint life option) or that are not payable to the contractowner or contractowner’s bank account (or to the annuitant or the annuitant’s bank account, if the owner is a non-natural person).

When an Excess Withdrawal occurs:

1.
The Income Base is reduced by the same proportion that the Excess Withdrawal reduces the contract value. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal; and

2.
The Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income amount percentage multiplied by the new (reduced) Income Base (after the pro rata reduction for the Excess Withdrawal).

We will provide you with quarterly statements that will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments, Excess Withdrawals and additional purchase payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call our Customer Service Center number provided on the front page of your prospectus if you have question about Excess Withdrawals.

The following example demonstrates the impact of an Excess Withdrawal on the Income Base, the Guaranteed Annual Income amount and the contract value. The contractowner who is age 58 (single life option) makes a $12,000 withdrawal which causes a $12,915.19 reduction in the Income Base.

Prior to Excess Withdrawal:

Contract value = $60,000

Income Base = $85,000

Guaranteed Annual Income amount = $3,400 (4% of the Income Base of $85,000)

After a $12,000 Withdrawal ($3,400 is within the Guaranteed Annual Income amount, $8,600 is the Excess Withdrawal):

The contract value is reduced by the amount of the Guaranteed Annual Income amount of $3,400 and the Income Base is not reduced:

Contract value = $56,600 ($60,000 - $3,400)

Income Base = $85,000

The contract value is also reduced by the $8,600 Excess Withdrawal and the Income Base is reduced by 15.19435%, the same proportion that the Excess Withdrawal reduced the $56,600 contract value ($8,600 ÷ $56,600)

Contract value = $48,000 ($56,600 - $8,600)

Income Base = $72,084.81 ($85,000 x 15.19435% = $12,915.19; $85,000 - $12,915.19 = $72,084.81).

Guaranteed Annual Income amount = $2,883.39(4% of $72,084.81 Income Base)

On the following Benefit Year anniversary:

Contract value = $43,000

Income Base = $72,084.81

Guaranteed Income amount = $2,883.39 (4% x $72,084.81)

In a declining market, Excess Withdrawals may significantly reduce your Income Base as well as your Guaranteed Annual Income amount. If the Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate. If the contract value is reduced to zero due to an Excess Withdrawal the rider and contract will terminate.

Withdrawals from Individual Retirement Annuity contracts will be treated as within the Guaranteed Annual Income amount (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic monthly or quarterly installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:

1.	Lincoln’s monthly or quarterly automatic withdrawal service is used to calculate and pay the RMD;

2.	The RMD calculation must be based only on the value in this contract; and

3.	No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph).

If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.

Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts withdrawals of contract value that exceed purchase payments are taxed as ordinary income. The tax consequences of withdrawals are discussed in Federal Tax Matters in your prospectus.

Guaranteed Annual Income Amount Annuity Payout Option. If you are required to take annuity payments because you have reached the Maturity Date of the contract, you have the option of electing the Guaranteed Annual Income Amount Annuity Payout Option. If the contract value is reduced to zero and you have a remaining Income Base, you will receive the Guaranteed Annual Income Amount Annuity Payout Option. If you are receiving the Guaranteed Annual Income Amount Annuity Payout Option, the beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. To be eligible the death benefit option in effect immediately prior to the effective date of the Guaranteed Annual Income Amount Annuity Payout Option must be one of the following death benefits: the Guarantee of Principal Death Benefit, the EGMDB or the EEB rider. Contractowners may decide to choose the Guaranteed Annual Income Amount Annuity Payout Option over i4LIFE® Advantage if they feel this may provide a higher final payment option over time and they may place more importance on this over access to the Account Value. If the death benefit option in effect is the Account Value Death Benefit the beneficiary will not be eligible to receive the final payment(s).

The Guaranteed Annual Income Amount Annuity Payout Option is an annuity payout option which the contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life (this option is different from other annuity payout options discussed in your prospectus, including i4LIFE® Advantage, which are based on your contract value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the joint life option.

The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the contract the final payment will be equal to the sum of all purchase payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract the final payment will be equal to the contract value on the effective date of the rider, increased for purchase payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the contract value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the Guaranteed Annual Income Amount Annuity Payout Option will reduce the final payment dollar for dollar.

Death Prior to the Annuity Commencement Date.  The Lincoln Lifetime IncomeSM Advantage 2.0 has no provision for a payout of the Income Base or any other death benefit upon death of the contractowners or annuitant. At the time of death, if the contract value equals zero, no death benefit options (as described in your prospectus) will be in effect.  Election of the Lincoln Lifetime IncomeSM Advantage 2.0 does not impact the death benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time.  See The Contracts - Death Benefit in your prospectus.

Upon the death of the single life, the Lincoln Lifetime IncomeSM Advantage 2.0 will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).  If the beneficiary elects to continue the contract after the death of the Single Life (through a separate provision of the contract), the beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage 2.0 if available under the terms and charge in effect at the time of the new purchase.  There is no carryover of the Income Base.

Upon the first death under the joint life option, the lifetime payout of the Guaranteed Annual Income amount will continue for the life of the surviving spouse.  The 5% Enhancement and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, the Lincoln Lifetime IncomeSM Advantage 2.0 will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).

As an alternative, after the first death, the surviving spouse if under age 86 may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase.  In deciding whether to make this change, the surviving spouse should consider whether the change will cause the Income Base and the Guaranteed Annual Income amount to decrease.

General Provisions.

Termination. After the fifth anniversary of the effective date of the rider, the contractowner may terminate the rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage 2.0 will automatically terminate:

•	on the annuity commencement date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable); or
•	upon the death under the single life option or the death of the surviving spouse under the joint life option; or
•	when the Guaranteed Annual Income amount or contract value is reduced to zero due to an Excess Withdrawal; or
•	upon surrender of the contract; or
•	upon termination of the underlying annuity contract.

The termination will not result in any increase in contract value equal to the Income Base.  Upon effective termination of this rider, the benefits and charges within this rider will terminate.

If you terminate the rider, you must wait one year before you can re-elect any living benefit rider,  Lincoln SmartSecurity® Advantage, 4LATER® Advantage or any other living benefits we may offer in the future.

Compare to Lincoln SmartSecurity® Advantage.  If a contractowner is interested in purchasing a rider that provides guaranteed minimum withdrawals, the following factors should be considered when comparing Lincoln Lifetime IncomeSM Advantage 2.0 and the Lincoln SmartSecurity® Advantage (discussed in your prospectus) (only one of these riders can be added to a contract at any one time):  the Lincoln Lifetime IncomeSM Advantage 2.0 has the opportunity to provide a higher Income Base than the Guaranteed Amount under Lincoln SmartSecurity® Advantage because of the 5% Enhancement or Automatic Annual Step-up. The Income Base for Lincoln Lifetime IncomeSM Advantage 2.0 may also be higher than the Guaranteed Amount under Lincoln SmartSecurity® Advantage because withdrawals equal to or less than the Guaranteed Annual Income amount do not reduce the Income Base whereas withdrawals under Lincoln SmartSecurity® Advantage reduce the Guaranteed Amount. Lincoln Lifetime IncomeSM Advantage 2.0 also provides the potential for lifetime withdrawals from an earlier age (rather than age 65 with the Lincoln SmartSecurity® Advantage).  However, the percentage charge for the Lincoln Lifetime IncomeSM Advantage 2.0 is higher and has the potential to increase on every Benefit Year Anniversary if the increase in contract value exceeds the 5% Enhancement and after the 10th Benefit Year anniversary upon a 5% Enhancement. Due to the Income Base not being reduced by withdrawals that are less than or equal to the Guaranteed Annual Income amount, the charge which is applied against the Income Base will not be reduced, whereas withdrawals reduce the Guaranteed Amount against which the Lincoln SmartSecurity® Advantage charge is applied. The Lincoln SmartSecurity® Advantage provides that guaranteed Maximum Annual Withdrawal amounts can continue to a beneficiary to the extent of any remaining Guaranteed Amount while the Lincoln Lifetime IncomeSM Advantage 2.0 does not offer this feature.

i4LIFE® Advantage Option.  i4LIFE® Advantage is an income program, available for purchase at an additional charge, that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a death benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for purchase at the time you elect i4LIFE® Advantage. You cannot have both i4LIFE® Advantage and Lincoln Lifetime IncomeSM Advantage 2.0 in effect on your contract at the same time.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0 may decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4).  If this decision is made, the contractowner can use the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider’s effective date (if there has not been an Automatic Annual Step-up) to establish the i4LIFE® Advantage with Guaranteed Income Benefit (version 4) at the terms in effect for purchasers of this rider. You must wait at least one year from the effective date of the rider before you may drop the rider and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4). If you choose to drop the Lincoln Lifetime IncomeSM Advantage 2.0 and have the single life option, you must purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4) single life option. If you drop the Lincoln Lifetime IncomeSM Advantage 2.0 and have the joint life option, you must purchase i4LIFE® Advantage Guaranteed Income Benefit (version 4) joint life option.

Contractowners who purchase Lincoln Lifetime IncomeSM Advantage 2.0 are guaranteed the ability in the future to purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4) even if it is no longer available for sale. They are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those at the time they purchase Lincoln Lifetime IncomeSM Advantage 2.0.  If you choose to drop your rider and elect i4LIFE® Advantage with Guaranteed Income Benefit (version 4) prior to the fifth Benefit Year anniversary the election must be made before the Annuity Commencement Date and by age 95 for nonqualified contracts or age 80 for qualified contracts. Elections made prior to the fifth Benefit Year anniversary will result in a minimum Access Period of the greater of 20 years or age 90. If you choose to drop the rider and elect i4LIFE® Advantage with Guaranteed Income Benefit (version 4) after the fifth Benefit Year anniversary the election must be made before the Annuity Commencement Date and by age 86 for qualified contracts or by age 99 for nonqualified contracts. Elections made after the fifth Benefit Year anniversary will result in a minimum Access Period of the greater of 15 years or age 85. See i4LIFE® Advantage with Guaranteed Income Benefit (version 4) section of your prospectus.

For nonqualified contracts, the contractowner must elect the levelized option for regular income payments. While i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is in effect, the contractowner cannot change the payment mode elected or decrease the length of the Access Period.

When deciding whether to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4) you should consider that depending on a person’s age and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Guaranteed Annual Income amounts under Lincoln Lifetime IncomeSM Advantage 2.0. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments whereas with Lincoln Lifetime IncomeSM Advantage 2.0 you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE® Advantage rider are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date.  These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each annuity payout is treated as income (taxable at ordinary income tax rates), and the remainder is treated as a nontaxable return of purchase payments.  In contrast, withdrawals under Lincoln Lifetime IncomeSM Advantage 2.0 are not treated as amounts received as an annuity because they occur prior to the annuity starting date.  As a result, such withdrawals are treated first as a return of any existing gain in the contract (which is the measure of the extent to which the contract value exceeds purchase payments), and then as a nontaxable return of purchase payments.

The initial charge for i4LIFE® Advantage with Guaranteed Income Benefit (version 4) will be equal to the current annual rate in effect for your Lincoln Lifetime IncomeSM Advantage 2.0 rider. The charge is calculated based upon the greater of the value of the Income Base or contract value as of the last valuation date under Lincoln Lifetime IncomeSM Advantage 2.0 prior to election of i4LIFE® Advantage with Guaranteed Income Benefit (version 4). During the Access Period, this charge is deducted from the i4LIFE® Advantage Account Value on a quarterly basis with the first deduction occurring on the valuation date on or next following the three month anniversary of the effective date of i4LIFE® Advantage  with Guaranteed Income Benefit (version 4). During the Lifetime Income Period, this charge is deducted annually. The initial charge may increase annually upon a step-up of the Guaranteed Income Benefit by an amount equal to the prior charge rate (or initial charge rate if the first anniversary of the rider’s effective date) multiplied by the percentage increase, if any, to the Guaranteed Income Benefit and the percentage increase if any to the  Lincoln Lifetime IncomeSM Advantage 2.0 current charge. If an Excess Withdrawal occurs, the charge will decrease by the same percentage as the percentage change to the Account Value.

Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date.    The death benefit calculation for certain death benefit options in effect prior to the annuity commencement date may change for contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0.  Certain death benefit options provide that all withdrawals reduce the death benefit in the same proportion that the withdrawals reduce the contract value.  If you elect the Lincoln Lifetime IncomeSM Advantage 2.0, withdrawals less than or equal to the Guaranteed Annual Income will reduce the sum of all purchase payments option of the death benefit on a dollar for dollar basis.  This applies to the Guarantee of Principal Death Benefit, and only the sum of all purchase payments alternative of the Enhanced Guaranteed Minimum Death Benefit or the Estate Enhancement Benefit, whichever is in effect.  See The Contracts – Death Benefits in your prospectus. Any Excess Withdrawals will reduce the sum of all purchase payments in the same proportion that the withdrawals reduced the contract value under any death benefit option in which proportionate withdrawals are in effect. This change has no impact on death benefit options in which all withdrawals reduce the death benefit calculation on a dollar for dollar basis.  The terms of your contract will describe which method is in effect for your contract while this rider is in effect.

The following example demonstrates how a withdrawal will reduce the death benefit if both the Enhanced Guaranteed Minimum Death Benefit (EGMDB) and the Lincoln Lifetime IncomeSM Advantage 2.0 are in effect when the contractowner dies.  Note that this calculation applies only to the sum of all purchase payments calculation and not for purposes of reducing the highest anniversary contract value under the EGMDB:

Contract value before withdrawal	$ 80,000
Guaranteed Annual Income amount	$ 5,000

Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of your prospectus:

a)	Contract value	$ 80,000
b)	Sum of purchase payments	$100,000
c)	Highest anniversary contract value	$150,000

Withdrawal of $9,000 will impact the death benefit calculations as follows:

a)	$80,000 - $9,000 = $71,000 (Reduction $9,000)

b)	$100,000 - $5,000 = $95,000 (reduction by the amount of the Guaranteed Annual Income amount)

$95,000 - $5,067 = $89,932 [$95,000 times ($4,000/$75,000) = $5,067] Proportional reduction of Excess Withdrawal.  Total reduction = $10,067.

c)	$150,000 - $16,875 = $133,125 [$150,000 times $9,000/$80,000 = $16,875].The entire $9,000 withdrawal reduces the death benefit option proportionally. Total reduction = $16,875.

Item c) provides the largest death benefit of $133,125.

The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage. The following is inserted in The Contracts-Living Benefit Riders- Lincoln Lifetime IncomeSM Advantage section of the prospectus and is inserted prior to the first sentence of the first paragraph of that section.

Lincoln Lifetime IncomeSM Advantage. The Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus riders will no longer be available for purchase after December 31, 2010 or 60 days from the date that Lincoln Lifetime IncomeSM Advantage 2.0 is approved in your state, whichever date is later.

The Contracts – Living Benefit Riders – Guaranteed Income Benefit with i4LIFE® Advantage.  The following replaces The Contracts – Living Benefit Riders – Guaranteed Income Benefit with i4LIFE® Advantage section in the prospectus:

Guaranteed Income Benefit with i4LIFE® Advantage

A Guaranteed Income Benefit is available for purchase when you elect i4LIFE® Advantage which ensures that your regular income payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. See Charges and Other Deductions for a discussion of the Guaranteed Income Benefit charges.

As discussed below certain features of the Guaranteed Income Benefit may be impacted if you purchased Lincoln SmartSecurity® Advantage, Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage 2.0 (withdrawal benefit riders) prior to electing i4LIFE® Advantage with the Guaranteed Income Benefit (annuity payout rider). Refer to the 4LATER® Advantage section of this prospectus for a discussion of the 4LATER® Guaranteed Income Benefit.

Additional purchase payments cannot be made to a contract with the Guaranteed Income Benefit. You are also limited in how much you can invest in certain subaccounts. See the Contracts – Investment Requirements. The version of the Guaranteed Income Benefit, the date that you purchased it, and/or whether you previously owned Lincoln Lifetime IncomeSM Advantage will determine which Investment Requirement option applies to you.

There is no guarantee that the i4LIFE® Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit riders. However, a contractowner with the Lincoln Lifetime IncomeSM Advantage or the Lincoln Lifetime IncomeSM Advantage 2.0 who decides to drop Lincoln Lifetime IncomeSM Advantage or the Lincoln Lifetime IncomeSM Advantage 2.0 to purchase i4LIFE® Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the Lincoln Lifetime IncomeSM Advantage rider or the Lincoln Lifetime IncomeSM Advantage 2.0 rider.

i4LIFE® Advantage Guaranteed Income Benefit, if available, is elected when you elect i4LIFE® Advantage or during the Access Period, if still available for election, subject to terms and conditions at that time.  You may choose not to purchase the i4LIFE® Advantage Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form at the time that you purchase i4LIFE® Advantage.  If you intend to use the Guaranteed Amount from either the Lincoln SmartSecurity® Advantage or the Lincoln Lifetime IncomeSM Advantage riders or the greater of the Account Value or Income Base from the Lincoln Lifetime IncomeSM Advantage 2.0 rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.
The i4LIFE® Advantage Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. See General i4LIFE® Provisions in the prospectus for an example.

There are four versions of the Guaranteed Income Benefit. Guaranteed Income Benefit (version 1) is no longer available for election. Guaranteed Income Benefit (version 2) may only be elected if you own a version of Lincoln Lifetime IncomeSM Advantage that guarantees you the right to elect that version. Guaranteed Income Benefit (version 3) will not be available for election on or after December 31, 2010 or 60 days from the date that the Guaranteed Income Benefit (version 4) is approved in your state, whichever date is later. You may elect Guaranteed Income Benefit (version 3) after December 31, 2010 or after Guaranteed Income Benefit (version 4) is approved in your state, if you own a version of Lincoln Lifetime IncomeSM Advantage that guarantees you the right to elect that version. Guaranteed Income Benefit (version 4) will be available for election on or after November 15, 2010 or when approved in your state and will be the only version of the Guaranteed Income Benefit available for election on or after December 31, 2010, or when approved in your state, unless you are guaranteed the right to elect a prior version pursuant to the terms of your living benefit rider. Please refer to your living benefit rider regarding the availability of prior versions of Guaranteed Income Benefit.

Guaranteed Income Benefit (version 4). For Guaranteed Income Benefit (version 4) the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The specified percentages of the Account Value and the corresponding age-bands for calculating the initial Guaranteed Income Benefit are outlined in the table below.

Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit
Age	Percentage of Account Value, Income Base or Guaranteed Amount*
Under 40	2.5%
40 - 54	3.0%
55 – under 59.5	3.5%
59.5 - 64	4.0%
65 - 69	4.5%
70 - 79	5.0%
80 and above	5.50%

* Purchasers of Lincoln SmartSecurity® Advantage may use any remaining Guaranteed Amount (if greater than the contract value) to calculate the initial Guaranteed Income Benefit. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider’s effective date (if there has not been any Automatic Annual Step-up) if greater than the contract value to establish the initial Guaranteed Income Benefit.

If the amount of your i4LIFE® Advantage regular income payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your regular income payment. If your regular income payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment). (Regular income payments also reduce the Account Value). This payment will be made from the variable subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your death benefit. If your Account Value equals zero, no death benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the annuitant (or the secondary life, if applicable) is living.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:

* i4LIFE® Account Value before market decline:	$135,000
* i4LIFE® Account Value after market decline:	$100,000
* Guaranteed Income Benefit:	$ 810
* regular income payment after market decline:	$ 769
* Account Value after market decline and Guaranteed Income Benefit payment:	$ 99,190

The contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.

The Guaranteed Income Benefit (version 4) will automatically step up every year to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit.  For non-qualified contracts, the step-up will occur annually on the first valuation date on or after each periodic income commencement date anniversary starting on the first periodic income commencement date anniversary. For qualified contracts, the step-up will occur annually on the valuation date of the first periodic income payment of each calendar year. The first step-up is the valuation date of the first periodic income payment in the next calendar year following the periodic income commencement date.

The following example illustrates how the initial Guaranteed Income Benefit (version 4) is calculated for a 60-year old contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 4% for a 60-year old per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above. The example also assumes that the Account Value has increased due to positive investment returns resulting in a higher recalculated regular income payment. See The Contracts – i4LIFE® Advantage – Regular income payments during the Access Period section of your prospectus for a discussion of recalculation of the regular income payment.

8/1/2010	Amount of initial regular income payment:	$5,051
8/1/2010	Account Value at election of Guaranteed Income Benefit (version 4):	$100,000
8/1/2010	Initial Guaranteed Income Benefit (4% times $100,000 Account Value):	$4,000
8/1/2011	Recalculated regular income payment:	$6,000
8/1/2011	Guaranteed Income Benefit after step-up (75% of $6,000):	$4,500

The contractowner’s Guaranteed Income Benefit was increased to 75% of the recalculated regular income payment.

At the time of a step-up of the Guaranteed Income Benefit the i4LIFE® Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 2.00%. This means that your charge may change every year. If we automatically administer a new step-up for you and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date of the step-up.  If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. Step-ups will continue after a request to reverse a step-up. i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

The next section describes any differences in how the Guaranteed Income Benefit works for Guaranteed Income Benefit (version 3), Guaranteed Income Benefit (version 2) and Guaranteed Income Benefit (version 1). All other features of the Guaranteed Income Benefit not discussed below are the same as in Guaranteed Income Benefit (version 4).

Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) was available for purchase on or after October 6, 2008, and will be available for election up to December 31, 2010, or when Guaranteed Income Benefit (version 4) is approved in your state, whichever occurs later (unless version 3 is available for election at any time per the terms of a living benefit rider). For Guaranteed Income Benefit (version 3) the Guaranteed Income Benefit is initially equal to 75% of the regular income payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.

The Guaranteed Income Benefit will automatically step up every year to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit.  The step-up will occur on every periodic income commencement date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.

At the time of a reset of the step-up period the i4LIFE® Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change, once every five years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the periodic income commencement anniversary.  If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred.  Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period. i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

Guaranteed Income Benefit (version 2). Guaranteed Income Benefit (version 2) was available for election prior to October 6, 2008, (unless version 2 is available for election at any time per the terms of a living benefit rider). For Guaranteed Income Benefit (version 2) the Guaranteed Income Benefit is initially equal to 75% of the regular income payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.

The Guaranteed Income Benefit will automatically step-up every three years on the periodic income commencement date anniversary to 75% of the current regular income payment, if the result is greater than the immediately prior Guaranteed Income Benefit.  The step-up will occur on every third periodic income commencement date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.

At the time of a reset of the 15-year step-up period the i4LIFE® Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change, once every 15 years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the periodic income commencement anniversary.  If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed.  After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period. i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for election.

The next section describes certain guarantees in living benefit riders relating to the election of the Guaranteed Income Benefit.

Lincoln Lifetime IncomeSM Advantage 2.0. Contractowners who purchase Lincoln Lifetime IncomeSM Advantage 2.0 are guaranteed the ability in the future to purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4) even if it is no longer available for sale. They are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those available at the time they purchase Lincoln Lifetime IncomeSM Advantage 2.0. See The Contracts- Lincoln Lifetime IncomeSM Advantage 2.0 for more information.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0 may decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4).  If this decision is made, the contractowner can use the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or since the rider’s effective date (if there has not been an Automatic Annual Step-up) if greater than the i4LIFE® Advantage Account Value to establish the i4LIFE® Advantage with Guaranteed Income Benefit (version 4) at the terms in effect for purchasers of this rider.

Lincoln SmartSecurity® Advantage. Contractowners who purchased the Lincoln SmartSecurity® Advantage are guaranteed that they may use the remaining Guaranteed Amount (if greater than the contract value) at the time the initial Guaranteed Income Benefit is determined, to calculate the Guaranteed Income Benefit. The initial Guaranteed Income Benefit will be equal to the applicable percentage based on either the contractowner’s age (single life option) or the youngest age of either the contractowner or secondary life (if applicable), at the time the Guaranteed Income Benefit is elected, multiplied by the remaining Guaranteed Amount. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above. In other words, the initial Guaranteed Income Benefit will equal the applicable percentage based on the contractowner’s age multiplied by the  remaining Guaranteed Amount (if greater than the contract value).

The following is an example of how the Guaranteed Amount from Lincoln SmartSecurity® Advantage or the Income Base from Lincoln Lifetime IncomeSM Advantage 2.0 may be used to calculate the i4LIFE® Advantage with Guaranteed Income Benefit (version 4). The example assumes that on the date that i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected the contractowner is 70 years of age and has made no withdrawals from the contract. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 5% for a 70-year old per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above. The example assumes an annual payment mode has been elected.

Account Value (equals contract value on date i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected :	$100,000
Guaranteed Amount/Income Base on date i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected:	$120,000
Amount of initial regular income payment:	$5,992 per year
Initial Guaranteed Income Benefit (5% x $120,000 Guaranteed Amount/Income Base which is greater than $100,000 Account Value:	$6,000

Lincoln Lifetime IncomeSM Advantage. Contractowners who purchased Lincoln Lifetime IncomeSM Advantage are guaranteed that they may use the remaining Guaranteed Amount (if greater than the contract value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit (version 2 or version 3 only).  The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the contract value at the time the initial i4LIFE® Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial regular income payment times the remaining Guaranteed Amount divided by the contract value, if the Guaranteed Amount is greater than the contract value. See the Lincoln Lifetime IncomeSM Advantage - i4LIFE® Advantage Option section in the prospectus for an example of calculation of the Guaranteed Income Benefit using the purchased Lincoln Lifetime IncomeSM Advantage Guaranteed Amount.

Contractowners who purchased Lincoln Lifetime IncomeSM Advantage may also choose to drop Lincoln Lifetime IncomeSM Advantage to purchase the version of the Guaranteed Income Benefit that is then currently available. For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be equal to the applicable percentage, which is based on the age of either the contractowner (single life option) or the youngest age of either the contractowner or secondary life (joint life option) at the time the Guaranteed Income Benefit is elected, multiplied by the Account Value. In other words, the initial Guaranteed Income Benefit will equal the applicable percentage based on the contractowner’s age multiplied by the Account Value. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above.

Impacts to i4LIFE® Advantage Regular Income Payments. When you select the i4LIFE® Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:
•	A 4% assumed investment return (AIR) will be used to calculate the regular income payments.
•
The minimum Access Period required for Guaranteed Income Benefit (version 4) is the longer of 20 years (15 years for versions 2 and 3) or the difference between your age (nearest birthday) and age 90 (age 85 versions 2 and 3). We may change this Access Period requirement prior to election of the Guaranteed Income Benefit. If you use the greater of the Account Value or Income Base under Lincoln Lifetime IncomeSM Advantage 2.0 to calculate the Guaranteed Income Benefit after the fifth anniversary of the rider’s effective date, the minimum Access Period will be the longer of 15 years or the difference between your age (nearest birthday) and age 85.

•	The maximum Access Period available for this benefit is to age 115 for non-qualified contracts; to age 100 for qualified contracts.

If you choose to lengthen your Access Period (which must be increased by a minimum of 5 years), your regular income payment will be reduced. For versions 1, 2 and 3 of Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE®Advantage Guaranteed Income Benefit in proportion to the reduction in the regular income payment. This reduction of the i4LIFE®Advantage Guaranteed Income Benefit does not apply to Guaranteed Income Benefit (version 4). If you choose to shorten your Access Period, the i4LIFE® Advantage with Guaranteed Income Benefit will terminate. Refer to the Example in the 4LATER® Guaranteed Income Benefit section of your prospectus.

The i4LIFE® Advantage Guaranteed Income Benefit will terminate due to any of the following events:

•	the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint life payout option was elected); or
•	a contractowner requested decrease in the Access Period or a change to the regular income payment frequency; or
•	upon written notice to us; or
•	assignment of the contract.

A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. However, if you used the greater of the Account Value or Income Base under Lincoln Lifetime IncomeSM Advantage 2.0 to establish the Guaranteed Income Benefit, any termination of the Guaranteed Income Benefit will also result in a termination of  the i4LIFE® Advantage election.  If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE® Advantage and the Guaranteed Income Benefit in effect for at least 3 years. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage regular income payments will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.

Availability. The Guaranteed Income Benefit (version 4) will be available for purchase with qualified and nonqualified (IRAs and Roth IRAs) annuity contracts on or after November 15, 2010, or upon approval in your state. The contractowner must be under age 96 for nonqualified contracts and under age 81 for qualified contracts at the time this rider is elected.

There is no guarantee that Guaranteed Income Benefit (version 4) will be available for purchasers in the future as we reserve the right to discontinue this benefit at any time. The availability of this rider will depend upon your state’s approval. Certain features of Guaranteed Income Benefit may not be available in all states.  Check with your investment representative regarding availability.

The Contracts – Investment Requirements. The following row is added to the Investment Requirements chart:

i4LIFE® Advantage with Guaranteed Income Benefit (version 4)	On or after November 15, 2010	Option 3

***

Please keep this Supplement with your prospectus for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account C
Multi-Fund®, Multi-Fund® 5

Lincoln National Variable Annuity Account E
The American Legacy®

Lincoln National Variable Annuity Account H
American Legacy® II, American Legacy® III
American Legacy® III B Class, American Legacy® III C Share
American Legacy® III View, American Legacy® Design
American Legacy® Shareholder’s Advantage
American Legacy® Shareholder’s Advantage A Class

Lincoln Life Variable Annuity Account N
Lincoln ChoicePlusSM , Lincoln ChoicePlusSM Access
Lincoln ChoicePlusSM II, Lincoln ChoicePlusSM II Access, Lincoln ChoicePlusSM II Advance
Lincoln ChoicePlusSM Assurance A Share, Lincoln ChoicePlusSM Assurance A Class
Lincoln ChoicePlusSM Assurance B Share, Lincoln ChoicePlusSM Assurance B Class
Lincoln ChoicePlusSM Assurance C Share, Lincoln ChoicePlusSM Assurance L Share
Lincoln ChoicePlusSM Design

Supplement dated November 15, 2010 to the Prospectus dated May 1, 2010

This Supplement outlines an important revision to the Lincoln Lifetime IncomeSM Advantage 2.0 provisions outlined in the prospectus supplement also dated November 15, 2010. All other provisions outlined in your variable annuity prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes and requires no action on your part.

Lincoln Lifetime IncomeSM Advantage 2.0 – Availability. The following sentence replaces the second sentence of the Lincoln Lifetime IncomeSM Advantage 2.0 – Availability section of the supplement dated November 15, 2010:

The contractowner/annuitant as well as the spouse under the joint life option must be under age 86 at the time this rider is elected.

Please keep this Supplement with your prospectus for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln National Variable Annuity Account H

American Legacy III, American Legacy III (B Class)
American Legacy III C Share,  American Legacy III Plus
American Legacy III View, American Legacy Design
American Legacy Shareholder’s Advantage
American Legacy Shareholder’s Advantage (A Class)

Supplement dated November 15, 2010 to the Prospectus dated May 1, 2010, as supplemented

This Supplement outlines changes to the investment options and tax provisions of your American Legacy individual annuity contract that will be effective November 15, 2010. All other provisions outlined in your variable annuity prospectus remain unchanged. This Supplement is for informational purposes and requires no action on your part.

Fund Additions: Effective November 15, 2010, the following funds will be available as new investment options:

•	LVIP American Balanced Allocation Fund (Service Class)
•	LVIP American Growth Allocation Fund (Service Class)
•	LVIP American Income Allocation Fund (Service Class)

The following table shows the estimated expenses of each fund (as a percentage of each fund’s average net assets):

	Management Fees (before any waivers/ reimburse-ments) +	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimburse-ments) +	Acquired Fund Fees and Expenses =	Total Expenses (before any waivers/ reimburse-ments)	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
LVIP American Balanced Allocation Fund (Service Class) 1, 2	0.25%	0.35%	0.06%	0.44%	1.10%	-0.05%	1.05%
LVIP American Growth Allocation Fund (Service Class) 1, 2	0.25	0.35	0.06	0.45	1.11	-0.05	1.06
LVIP American Income Allocation Fund (Service Class) 1,3	0.25	0.35	0.23	0.42	1.25	-0.18	1.07
1Other expenses are based on estimated amounts for the current fiscal year.
2Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.05% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.
3Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.05% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012. LIA has also contractually agreed to reimburse the fund’s Service Class to the extent that the Total Annual Fund Operating Expense (excluding underlying fund fees and expenses) exceeds 0.65% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2012.

The following fund descriptions are added to the Investments of the Variable Account – Description of the Funds section of your prospectus.

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation

•	LVIP American Balanced Allocation Fund: Current income with growth of capital; a fund of funds.
•	LVIP American Growth Allocation Fund: Current income with growth of capital; a fund of funds.
•	LVIP American Income Allocation Fund: Current income with growth of capital; a fund of funds.

For additional information about these funds, please refer to the funds’ prospectuses included in this mailing.

Asset Allocation Models:  The following asset allocation models will be unavailable for contracts issued on or after November 15, 2010: American Legacy Fundamental Growth Model, American Legacy Equity Growth Model, American Legacy Fundamental Balanced Model and American Legacy Fundamental Income Model. If your contract was purchased prior to November 15, 2010, you will continue to have access to the asset allocation models that were available on the day you bought your contract.

Investment Requirements:  If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and the date it was purchased. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective November 15, 2010.

The following changes are applicable to Investment Requirements Option 2: The following discussion replaces the final three paragraphs of the Investment Requirements Option 2 section of your prospectus.

To satisfy these Investment Requirements, you may allocate 100% of your contract value among the funds on the following list; however, if you allocate less than 100% of contract value to or among these funds, then these funds will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. The fixed account is only available for dollar cost averaging.

•	Asset Allocation Fund
•	Bond Fund
•	Global Bond Fund
•	High Income Bond Fund
•	U.S. Government/AAA-Rated Securities Fund
•	LVIP American Balanced Allocation Fund
•	LVIP American Growth Allocation Fund
•	LVIP American Income Allocation Fund

To satisfy these Investment Requirements, contract value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. At this time, 100% of the contract value can be allocated to one of the following models: American Legacy Fundamental Growth and Income Model, American Legacy Fundamental Equity Growth Model, American Legacy Fundamental Balanced Model, or American Legacy Fundamental Income Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate contract value among Group 1or Group 2 subaccounts as described above.

If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider before January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your contract value to the Asset Allocation Fund (a subaccount) or the LVIP American Income Allocation Fund, or to one of these asset allocation models: the American Legacy Fundamental Balanced Model or the American Legacy Fundamental Income Model.

The following changes are applicable to Investment Requirements Option 3: The following discussion replaces the final three paragraphs of the Investment Requirements Option 3 section of your prospectus.

To satisfy these Investment Requirements, you may allocate 100% of your contract value among the funds on the following list; however, if you allocate less than 100% of contract value to or among these funds, then these funds will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. The fixed account is only available for dollar cost averaging.

•	Asset Allocation Fund
•	Bond Fund
•	Global Bond Fund
•	U.S. Government/AAA-Rated Securities Fund
•	LVIP American Balanced Allocation Fund
•	LVIP American Growth Allocation Fund
•	LVIP American Income Allocation Fund

To satisfy these Investment Requirements, contract value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. At this time, 100% of the contract value can be allocated to one of the following models: American Legacy Fundamental Equity Growth Model, American Legacy Fundamental Balanced Model, or American Legacy Fundamental Income Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate contract value among Group 1or Group 2 subaccounts as described above. These models will not be available for contracts purchased on or after November 15, 2010.

If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your contract value to the LVIP American Income Allocation Fund or the American Legacy Fundamental Income Model. The models will not be available for contracts purchased on or after November 15, 2010.

Federal Tax Matters. The following paragraph is added as a new sub-section to the Federal Tax Matters – Nonqualified Annuities section of your prospectus, and inserted immediately following the sub-section titled Penalty Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts:

Unearned Income Medicare Contribution. Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010.  This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income,” or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold.  Unearned income includes the taxable portion of distributions that you take from your annuity contract.  The tax is effective for tax years after December 31, 2012.  Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.

Please retain this Supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account H
American Legacy Shareholder’s Advantage (A Share)

Supplement to the Prospectus dated May 1, 2010, as supplemented

This supplement outlines changes to the prospectus for your variable annuity contract for contracts purchased on or after November 15, 2010. This supplement is for informational purposes and requires no action on your part.

•
The mortality and expense risk charges and the charges for i4LIFE® Advantage will increase for all contracts purchased on or after November 15, 2010 (except for those purchased as part of a fee-based financial plan).

•
If your contract is purchased as part of a fee-based financial plan on or after November 15, 2010, the charge for the EGMDB death benefit will not change and the charges for the Guarantee of Principal death benefit and Account Value death benefit as well as the charges for the i4LIFE® Advantage Guarantee of Principal death benefit and Account Value death benefit will be reduced.

These changes result in the following revisions to your May 1, 2010 prospectus, as supplemented. All other provisions of your prospectus remain unchanged.

Special Terms – Effective November 15, 2010, the definition for Fee-based financial plan in the Special Terms section of the prospectus is deleted and replaced with the following definition:

Fee-based financial plan: A wrap account, managed account or other investment program whereby an investment firm/professional offers asset allocation and/or investment advice for a fee. Such programs can be offered by broker-dealers, banks and registered investment advisors, trust companies and other firms. Under this arrangement, the contractowner pays the investment firm/professional directly for services. Different charges and expenses apply to contracts purchased as part of a fee-based financial plan.

Expense Tables – As of November 15, 2010, the fees and expenses table below replaces in its entirety the Contractowner Transaction Expenses table in the Expense Tables section of the prospectus:

Contractowner Transaction Expenses:

Sales charge (as a percentage of gross purchase payments):                                        5.50%*

*The sales charge percentage decreases as the value accumulated under certain of the owner’s investment increases. See Charges and Other Deductions. The sales charge will be waived for contracts purchased as part of a fee-based financial plan. For contracts purchased prior to February 8, 2010, the maximum sales charge is 5.75%. See Charges and Other Deductions in the prospectus.

Expense Tables – As of November 15, 2010, the expense charts below replace in its entirety the Separate Account Annual Expenses table in the Expense Tables section:

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts) for contracts purchased on or after November 15, 2010:

	With Estate Enhancement Benefit Rider (EEB)	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	1.15%	0.95%	0.70%	0.65%
• Administrative charge	0.10%	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.25%	1.05%	0.80%	0.75%

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts) for contracts purchased as part of a fee-based financial plan on or after November 15, 2010:

	With Estate Enhancement Benefit Rider (EEB)	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	1.00%	0.80%	0.55%	0.50%
• Administrative charge	0.10%	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.10%	0.90%	0.65%	0.60%

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts) for all contracts purchased prior to November 15, 2010:
	With Estate Enhancement Benefit Rider (EEB)	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	1.00%	0.80%	0.65%	0.55%
• Administrative charge	0.10%	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.10%	0.90%	0.75%	0.65%

In the event of a subsequent death benefit change, the charge will be based on the charges in effect at the time the contract was purchased.

Expense Tables – As of November 15, 2010, the expense chart below replaces in its entirety the i4LIFE® Advantage Payout Phase section in the Expense Table:

The next table describes charges that apply only when i4LIFE® Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE® Advantage charge and the total is deducted from your average daily account value.

i4LIFE® Advantage Payout Phase (On and After the Periodic Income Commencement Date):

i4LIFE® Advantage (as a daily percentage of average account value) for contracts purchased on or after November 15, 2010 (other than contracts purchased as part of a fee-based financial plan):
	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge	1.45%	1.20%	1.15%

i4LIFE® Advantage (as a daily percentage of average account value) for contracts purchased as part of a fee-based financial plan on or after November 15, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge	1.30%	1.05%	1.00%

i4LIFE® Advantage (as a daily percentage of average Account Value) for all contracts purchased prior to November 15, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge	1.30%	1.15%	1.05%

Expense Tables – As of November 15, 2010, the expense chart below replaces in its entirety the Optional Rider Charges section of the i4LIFE® Advantage Payout Phase section in the Expense Table:

Optional Rider Charges:

i4LIFE® Advantage Guaranteed Income Benefit (as a daily percentage of average account value)
(elections of Guaranteed Income Benefit version 4 on or after November 15, 2010):
•	Guaranteed maximum annual percentage charge 2.00%
•	Current annual percentage charge (single life) 0.65%
•	Current annual percentage charge (joint life) 0.85%

i4LIFE® Advantage Guaranteed Income Benefit (as a daily percentage of average account value)
(elections of Guaranteed Income Benefit versions 1, 2 and 3):
•	Guaranteed maximum annual percentage charge 1.50%*
•	Current annual percentage charge 0.50%**

4LATER® Advantage Guaranteed Income Benefit (as a daily percentage of average account value):
•	Guaranteed maximum annual percentage charge 1.50%
•	Current annual percentage charge 0.65%***

For example, if you purchase the i4LIFE® Advantage EGMDB for 1.45% with the 4LATER® Advantage Guaranteed Income Benefit at a maximum charge of 1.50%, your total annual charge is 2.95% (as a daily percentage of average account value).

*Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed the ability in the future to purchase i4LIFE® Advantage with the Guaranteed Income Benefit and may purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase the Lincoln Lifetime IncomeSM Advantage.
**The percentage charge will change to the current charge in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge.
***For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base.

Expense Tables – As of November 15, 2010, the expense tables below replace in its entirety the section of the Expense Table that outlines expenses paid on and after the annuity commencement date.

The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the Annuity Commencement Date for contracts purchased on or after November 15, 2010:

•Mortality and expense risk charge and Administrative charge	0.75%

The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the Annuity Commencement Date for contracts purchased on or after November 15, 2010 (if purchased as part of a fee-based financial plan) or prior to November 15, 2010 (other than contracts purchased as part of a fee-based financial plan):

•Mortality and expense risk charge and Administrative charge	0.60%

Examples – As of November 15, 2010, the following Examples section replaces in its entirety the Examples section of your prospectus.

Examples

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB and the Lincoln Lifetime IncomeSM Advantage 2.0 at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$999	$1,897	$2,863	$5,622

2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$999	$1,897	$2,863	$5,622

For more information, see Charges and Other Deductions in this prospectus, and the prospectus for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income payments or annuity payouts are made. See The Contracts – i4LIFE® Advantage, Guaranteed Income Benefit with i4LIFE® Advantage, 4LATER® Guaranteed Income Benefit and Annuity Payouts, including Lincoln SmartIncomeSM Inflation. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Summary Of Common Questions – The following paragraph is inserted after the first paragraph in the Summary of Common Questions section of the prospectus.

Your contract may be issued as part of a fee-based financial plan. A fee based financial plan may be a wrap account, managed account or other investment program whereby an investment firm/professional offers asset allocation and/or investment advice for a fee. We waive sales charges and charge lower mortality and expense risk charges as well as a lower charge for i4LIFE® Advantage on contracts issued as part of a fee-based financial plan.

Charges and Other Deductions – The following discussion outlines changes to the Charges and Other Deductions section of your prospectus.

The following sentence is added immediately prior to the Deductions from the VAA section of your prospectus:

Due to the different cost structure of contracts purchased as part of a fee-based financial plan, such contracts will have different mortality and expense risk charges and a waiver of the sales charge.

As of November 15, 2010, the following tables replace in its entirety the Deductions from the VAA section of your prospectus.

Deductions from the VAA

For contracts purchased on or after November 15, 2010, we apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:

	With Estate Enhancement Benefit Rider (EEB)	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	1.15%	0.95%	0.70%	0.65%
• Administrative charge	0.10%	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.25%	1.05%	0.80%	0.75%

For contracts purchased as part of a fee-based financial plan on or after November 15, 2010, we apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:

	With Estate Enhancement Benefit Rider (EEB)	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	1.00%	0.80%	0.55%	0.50%
• Administrative charge	0.10%	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.10%	0.90%	0.65%	0.60%

For all contracts purchased prior to November 15, 2010, we apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:

	With Estate Enhancement Benefit Rider (EEB)	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	1.00%	0.80%	0.65%	0.55%
• Administrative charge	0.10%	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.10%	0.90%	0.75%	0.65%

Sales Charge – The following sentence is added as a new final sentence to the Sales Charge section of your prospectus:

The sales charge will be waived for contracts purchased as part of a fee-based financial plan.

Rider Charges –  As of November 15, 2010, the following sub-sections under Charges and Other Deductions – Rider Charges in your prospectus are replaced in their entirety by the discussion that follows: i4LIFE® Advantage Charge, i4LIFE® Advantage Guaranteed Income Benefit Charge, 4LATER® Guaranteed Income Benefit Charge and Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers.

i4LIFE® Advantage Charge. i4LIFE® Advantage is subject to a charge (imposed during the i4LIFE® Advantage payout phase), computed daily of the Account Value. As of November 15, 2010, the annual rate of the i4LIFE® Advantage charge is: 1.15% for the i4LIFE® Advantage Account Value death benefit; 1.20% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.45% for the i4LIFE® Advantage EGMDB. For contracts purchased as part of a fee-based financial plan, the annual rate of the i4LIFE® Advantage charge is: 1.00% for the i4LIFE® Advantage Account Value death benefit; 1.05% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.30% for the i4LIFE® Advantage EGMDB.

For all contracts purchased prior to November 15, 2010, the annual rate of the i4LIFE® Advantage charge is: 1.05% for the i4LIFE® Advantage Account Value death benefit; 1.15% for the i4LIFE ® Advantage Guarantee of Principal death benefit; and 1.30% for the i4LIFE® Advantage EGMDB.

This charge consists of a mortality and expense risk and administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). If i4LIFE® Advantage is elected at issue of the contract, i4LIFE® Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE® Advantage and the charge will begin on the periodic income commencement date which is the valuation date on which the regular income payment is determined.  After the Access Period ends and the Lifetime Income Period commences, there is no death benefit and the i4LIFE® Advantage charge will be an annual rate of 1.15% of the Account Value (1.00% if for contracts purchased as part of a fee-based financial plan). For all contracts purchased prior to November 15, 2010, the annual rate is 1.05%.

i4LIFE® Advantage Guaranteed Income Benefit Charge. The Guaranteed Income Benefit (version 4) which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.65% (0.50% for version 1, 2 and 3) of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily.

For contracts purchased on or after November 15, 2010, the total annual rate is as follows: 1.80% (1.65% for version 1, 2 and 3) for the i4LIFE® Advantage Account Value death benefit; 1.85% (1.70% for version 1, 2 and 3) for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.10% (1.95% for version 1, 2 and 3) for the i4LIFE® Advantage EGMDB.

For contracts purchased as part of a fee-based financial plan on or after November 15, 2010, the total percentage charge is computed daily as follows: 1.65% (1.50% for version 1, 2 and 3) for the i4LIFE® Advantage Account Value death benefit; 1.70% (1.55% for version 1, 2 and 3) for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% (1.80% for version 1, 2 and 3) for the i4LIFE® Advantage EGMDB.

For all contracts purchased prior to November 15, 2010, the total current percentage charge is computed daily as follows: 1.70% for the i4LIFE® Advantage Account Value death benefit; 1.80% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the i4LIFE® Advantage EGMDB.

On or after November 15, 2010, if you elect the joint life option, the charge for the Guaranteed Income Benefit (version 4) which is purchased with i4LIFE® Advantage will be subject to a current annual charge of 0.85% of the Account Value which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.00% for the i4LIFE® Advantage Account Value death benefit; 2.05% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.30% for the i4LIFE® Advantage EGMDB. For contracts purchased as part of a fee-based financial plan, the charge for the Guaranteed Income Benefit (version 4) which is purchased with i4LIFE® Advantage will be subject to a current annual charge of 0.85% of the Account Value which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.85% for the i4LIFE® Advantage Account Value death benefit; 1.90% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.15% for the i4LIFE® Advantage EGMDB.

The Guaranteed Income Benefit percentage charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (version 4) or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described in the i4LIFE® Advantage section of the prospectus).  At the time of the step-up, the Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 2.00% (version 4) or 1.50% (version 2 and version 3) of the Account Value. If we automatically administer the step-up (version 4) or step-up period election (version 2 or 3) for you and your percentage charge is increased, you may ask us to reverse the step-up or step-up period election by giving us notice within 30 days after the date on which the step-up or step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge, to the percentage charge in effect before the step-up or step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE ® Advantage section of this the prospectus). For version 4, future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge to that you may give us timely notice if you wish to reverse a step-up.

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

4LATER® Guaranteed Income Benefit Charge. The 4LATER® Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily.

For contracts purchased on or after November 15, 2010, the annual rate is as follows: 1.80% for the i4LIFE® Account Value death benefit; 1.85% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.10% for the EGMDB.

For contracts purchased as part of a fee-based financial plan on or after November 15, 2010, the total percentage charge is computed daily as follows: 1.65% for the i4LIFE® Advantage Account Value death benefit; 1.70% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the i4LIFE® Advantage EGMDB.

For all contracts purchased prior to November 15, 2010, the total current percentage charge is: 1.70% for the i4LIFE® Account Value death benefit; 1.80% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the EGMDB. (For riders purchased before January 20, 2009, the current annual percentage charge is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE® Advantage payout phase.

On and after the periodic income commencement date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® charge as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER® charge because after the periodic income commencement date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER® charge is the same immediately before and after the periodic income commencement date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the periodic income commencement date and then multiplied by the average daily account value after the periodic income commencement date.

After the periodic income commencement date, the 4LATER® Guaranteed Income Benefit percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the 4LATER® Guaranteed Income Benefit (described later) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the 4LATER® Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of Account Value.

After the periodic income commencement date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® Guaranteed Income Benefit annual charge will also terminate.

Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE® Advantage with the Guaranteed Income Benefit, the Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.65% for the i4LIFE® Advantage Account Value death benefit; 1.70% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the i4LIFE® Advantage EGMDB.

For contracts purchased as part of a fee-based financial plan, the total percentage charge is computed daily as follows: 1.50% for the i4LIFE® Advantage Account Value death benefit; 1.55% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.80% for the i4LIFE® Advantage EGMDB.

For contracts purchased prior to June 30 if purchased as part of a fee-based financial plan or prior to November 15, 2010 if not purchased as part of a fee-based financial plan, the total current percentage charge is as follows:  1.55% for the i4LIFE® Advantage Account Value death benefit; 1.65% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.80% for the i4LIFE® Advantage EGMDB.

Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase the Lincoln Lifetime IncomeSM Advantage.

The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE® Advantage section of this prospectus).

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

Other Charges and Deductions – As of November 15, 2010, the paragraph below replaces in its entirely the second paragraph of the Other Charges and Deductions section of your prospectus.

The mortality and expense risk and administrative charge of 0.75% of the contract value (0.60% of the contract value on all contracts purchased prior to November 15, 2010) will be assessed on all variable annuity payouts (except for the i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.

Contracts – Death Benefits.

General Death Benefit Information – As of November 15, 2010, the last sentence of the third paragraph of this section is replaced with the following:

If either the surviving spouse or the surviving annuitant is 76 or older, and the death benefit in effect at the time the beneficiary elected to continue the contract is the EEB Rider death benefit, the death benefit for the continued contract will be the EGMDB death benefit. The annual charge for the continued contract will be 1.05% of the average daily net assets in the subaccounts, or, if your contract is purchased as part of a fee based financial plan, 0.90% of the average daily net assets in the subaccounts. If your contract was purchased before November 15, 2010, the total annual charge is 0.90% of the average daily net assets in the subaccounts. If your contract was purchased before June 6, 2005, the total annual charge is 0.72% of the average daily net assets in the subaccounts, depending on state approval.

Please retain this Supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account H
American Legacy Shareholder’s Advantage (A Class)

Supplement dated November 15, 2010 to the Prospectus dated May 1, 2010, as supplemented

This supplement outlines changes to the prospectus for your variable annuity contract for contracts purchased on or after November 15, 2010.  This supplement is for informational purposes and requires no action on your part.

The mortality and expense risk charges and the charge for i4LIFE® Advantage will increase for all contracts purchased on or after November 15, 2010.  These changes result in the following revisions to your May 1, 2010 prospectus, as supplemented. All other provisions of your prospectus remain unchanged.

Expense Tables – As of November 15, 2010, the expense charts below replace in its entirety the Separate Account Annual Expenses table section in the Expense Tables section of the prospectus:

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts) for contracts purchased on or after November 15, 2010:

	With Estate Enhancement Benefit Rider (EEB)	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	1.15%	0.95%	0.70%	0.65%
• Administrative charge	0.10%	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.25%	1.05%	0.80%	0.75%

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts) for contracts purchased prior to November 15, 2010:
	With Estate Enhancement Benefit Rider (EEB)	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	1.00%	0.80%	0.65%	0.55%
• Administrative charge	0.10%	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.10%	0.90%	0.75%	0.65%

Expense Tables – As of November 15, 2010, the expense chart below replaces in its entirety the i4LIFE® Advantage Payout Phase section in the Expense Table:

The next table describes charges that apply only when i4LIFE® Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE® Advantage charge and the total is deducted from your average daily account value.

i4LIFE® Advantage Payout Phase (On and After the Periodic Income Commencement Date):

i4LIFE® Advantage (as a daily percentage of average account value) for contracts purchased on or after November 15, 2010:
	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge	1.45%	1.20%	1.15%

i4LIFE® Advantage (as a daily percentage of average Account Value) for contracts purchased prior to November 15, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge	1.30%	1.15%	1.05%

Expense Tables – As of November 15, 2010, the expense chart below replaces in its entirety the Optional Rider Charges section of the i4LIFE® Advantage Payout Phase table in the Expense Table:

Optional Rider Charges:

i4LIFE® Advantage Guaranteed Income Benefit (as a daily percentage of average account value)
(elections of Guaranteed Income Benefit version 4 on or after November 15, 2010):
•	Guaranteed maximum annual percentage charge 2.00%
•	Current annual percentage charge (single life) 0.65%
•	Current annual percentage charge (joint life) 0.85%

i4LIFE® Advantage Guaranteed Income Benefit (as a daily percentage of average account value)
(elections of Guaranteed Income Benefit versions 1, 2 and 3):
•	Guaranteed maximum annual percentage charge 1.50%*
•	Current annual percentage charge 0.50%**

4LATER® Advantage Guaranteed Income Benefit (as a daily percentage of average account value):
•	Guaranteed maximum annual percentage charge 1.50%
•	Current annual percentage charge 0.65%***

For example, if you purchase the i4LIFE® Advantage EGMDB for 1.45% with the 4LATER® Advantage Guaranteed Income Benefit at a maximum charge of 1.50%, your total annual charge is 2.95% (as a daily percentage of average account value).

*Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed the ability in the future to purchase i4LIFE® Advantage with the Guaranteed Income Benefit and may purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase the Lincoln Lifetime IncomeSM Advantage.
**The percentage charge will change to the current charge in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge.
***For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base.

Expense Tables – As of November 15, 2010, the expense tables below replaces in its entirety the section of the Expense Table that outlines expenses paid on and after the annuity commencement date.

The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the Annuity Commencement Date for contracts purchased on or after November 15, 2010:

•Mortality and expense risk charge and Administrative charge	0.75%

The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the Annuity Commencement Date for contracts purchased prior to November 15, 2010:

•Mortality and expense risk charge and Administrative charge	0.60%

Examples – As of November 15, 2010, the following Examples section replaces in its entirety the Examples section of your prospectus.

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB and the Lincoln Lifetime IncomeSM Advantage 2.0 at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,370	$3,010	$4,655	$8,832

2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,370	$3,010	$4,655	$8,832

For more information, see Charges and Other Deductions in this prospectus, and the prospectus for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income payments or annuity payouts are made. See The Contracts – i4LIFE® Advantage, Guaranteed Income Benefit with i4LIFE® Advantage, 4LATER® Guaranteed Income Benefit and Annuity Payouts, including Lincoln SmartIncomeSM Inflation. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Charges and Other Deductions – As of November 15, 2010, the following table replaces in its entirety the Deductions from the VAA section of your prospectus.

Deductions from the VAA

For contracts purchased on or after November 15, 2010, we apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:

	With Estate Enhancement Benefit Rider (EEB)	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	1.15%	0.95%	0.70%	0.65%
• Administrative charge	0.10%	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.25%	1.05%	0.80%	0.75%

For contracts purchased prior to November 15, 2010, we apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:

	With Estate Enhancement Benefit Rider (EEB)	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	1.00%	0.80%	0.65%	0.55%
• Administrative charge	0.10%	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.10%	0.90%	0.75%	0.65%

Rider Charges –  As of November 15, 2010, the following sub-sections under Charges and Other Deductions – Rider Charges in your prospectus are replaced in their entirety by the discussion that follows: i4LIFE® Advantage Charge, i4LIFE® Advantage Guaranteed Income Benefit Charge, 4LATER® Guaranteed Income Benefit Charge and Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers.

i4LIFE® Advantage Charge. i4LIFE® Advantage is subject to a charge (imposed during the i4LIFE® Advantage payout phase), computed daily of the Account Value. The annual rate of the i4LIFE® Advantage charge is: 1.15% for the i4LIFE® Advantage Account Value death benefit; 1.20% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.45% for the i4LIFE® Advantage EGMDB.

For contracts purchased prior to November 15, 2010, the annual rate of the i4LIFE® Advantage charge is: 1.05% for the i4LIFE® Advantage Account Value death benefit; 1.15% for the i4LIFE ® Advantage Guarantee of Principal death benefit; and 1.30% for the i4LIFE® Advantage EGMDB.

This charge consists of a mortality and expense risk and administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). If i4LIFE® Advantage is elected at issue of the contract, i4LIFE® Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE® Advantage and the charge will begin on the periodic income commencement date which is the valuation date on which the regular income payment is determined. After the Access Period ends and the Lifetime Income Period commences, there is no death benefit and the i4LIFE® Advantage charge will be an annual rate of 1.15% of the Account Value.

i4LIFE® Advantage Guaranteed Income Benefit Charge. The Guaranteed Income Benefit (version 4) which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.65% (0.50% for version 1, 2 and 3) of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.80% for the i4LIFE® Advantage Account Value death benefit; 1.85% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.10% for the i4LIFE® Advantage EGMDB.

For contracts purchased prior to November 15, 2010, the total current percentage charge is computed daily as follows: 1.55% for the i4LIFE® Advantage Account Value death benefit; 1.65% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.80% for the i4LIFE® Advantage EGMDB.

If your contract was purchased on or after November 15, 2010 and if you elect the joint life option on or after November 15, 2010, the charge for the Guaranteed Income Benefit (version 4) which is purchased with i4LIFE® Advantage will be subject to a current annual charge of 0.85% of the Account Value which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.00% for the i4LIFE® Advantage Account Value death benefit; 2.05% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.30% for the i4LIFE® Advantage EGMDB.

The Guaranteed Income Benefit percentage charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (version 4) or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described in the i4LIFE® Advantage section of the prospectus). At the time of the step-up , the Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 2.00% (version 4) or 1.50% (version 2 and version 3) of the Account Value. If we automatically administer the step-up (version 4) or step-up period election (version 2 or 3) for you and your percentage charge is increased, you may ask us to reverse the step-up or step-up period election by giving us notice within 30 days after the date on which the step-up or step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up or step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of the prospectus). For version 4, future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge to that you may give us timely notice if you wish to reverse a step-up.

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

4LATER® Guaranteed Income Benefit Charge. The 4LATER® Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.80% for the i4LIFE® Account Value death benefit; 1.85% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.10% for the EGMDB.

For contracts purchased prior to November 15, 2010, the total current percentage charge is: 1.70% for the i4LIFE® Account Value death benefit; 1.80% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the EGMDB. (For riders purchased before January 20, 2009, the current annual percentage charge is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE® Advantage payout phase.

On and after the periodic income commencement date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® charge as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER® charge because after the periodic income commencement date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER® charge is the same immediately before and after the periodic income commencement date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the periodic income commencement date and then multiplied by the average daily account value after the periodic income commencement date.

After the periodic income commencement date, the 4LATER® Guaranteed Income Benefit percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the 4LATER® Guaranteed Income Benefit (described later) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the 4LATER® Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of Account Value.

After the periodic income commencement date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® Guaranteed Income Benefit annual charge will also terminate.

Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE® Advantage with the Guaranteed Income Benefit, the Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.65% for the i4LIFE® Advantage Account Value death benefit; 1.70% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the i4LIFE® Advantage EGMDB.

For contracts purchased prior to November 15, 2010, the total current percentage charge is as follows:  1.55% for the i4LIFE® Advantage Account Value death benefit; 1.65% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.80% for the i4LIFE® Advantage EGMDB.

Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase the Lincoln Lifetime IncomeSM Advantage.

The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE® Advantage section of this prospectus).

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

Other Charges and Deductions – As of November 15, 2010, the paragraph below replaces in its entirely the second paragraph of this section of your prospectus.

The mortality and expense risk and administrative charge of 0.75% of the contract value (0.60% of the contract value on all contracts purchased prior to November 15, 2010) will be assessed on all variable annuity payouts (except for the i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.

The Contracts – Death Benefits.

General Death Benefit Information – As of November 15, 2010, the last sentence of the third paragraph of this section is replaced with the following sentence:

If either the surviving spouse or the surviving annuitant is 76 or older, and the death benefit in effect at the time the beneficiary elected to continue the contract is the EEB Rider death benefit, the death benefit for the continued contract will be the EGMDB death benefit for a total annual charge of 1.05% of the average daily net assets in the subaccounts. If your contract was purchased before November 15, 2010, the total annual charge is 0.90% of the average daily net assets in the subaccounts. If your contract was purchased before June 6, 2005, the total annual charge is 0.72% of the average daily net assets in the subaccounts, depending on state approval.

Fee-based financial plans – Contracts under this prospectus are not available for purchase under fee-based financial plans. As such, as of November 15, 2010, all references to fee-based financial plans are deleted.

Please retain this Supplement for future reference.